Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
MONEY MARKET FUNDS† - 21.6%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.96%[1]	63,433,504	$ 63,433,504
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 5.00%[1]	1,425,547	1,425,547
Total Money Market Funds
(Cost $64,859,051)		64,859,051

	Face Amount
ASSET-BACKED SECURITIES†† - 37.2%
Collateralized Loan Obligations - 29.4%
BCC Middle Market CLO LLC
2021-1A A1R, 6.76% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 10/15/33◊,2	7,750,000	7,633,772
Lake Shore MM CLO III LLC
2021-2A A1R, 6.74% (3 Month USD LIBOR + 1.48%, Rate Floor: 1.48%) due 10/17/31◊,2	7,650,000	7,530,666
ABPCI Direct Lending Fund CLO VII, LP
2021-7A A1R, 6.72% (3 Month USD LIBOR + 1.43%, Rate Floor: 1.43%) due 10/20/31◊,2	7,500,000	7,388,310
Palmer Square Loan Funding Ltd.
2022-1A A2, 6.59% (3 Month Term SOFR + 1.60%, Rate Floor: 1.60%) due 04/15/30◊,2	3,750,000	3,672,865
2021-2A B, 6.78% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 05/20/29◊,2	1,750,000	1,716,559
Sound Point CLO XIX Ltd.
2018-1A A, 6.26% (3 Month USD LIBOR + 1.00%, Rate Floor: 0.00%) due 04/15/31◊,2	4,135,000	4,087,118
BXMT Ltd.
2020-FL2 AS, 6.37% (1 Month Term SOFR + 1.26%, Rate Floor: 1.26%) due 02/15/38◊,2	2,500,000	2,292,135
2020-FL3 AS, 6.97% (1 Month Term SOFR + 1.86%, Rate Floor: 1.86%) due 11/15/37◊,2	1,750,000	1,641,521
ABPCI Direct Lending Fund CLO V Ltd.
2021-5A A1R, 6.75% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/20/31◊,2	3,500,000	3,452,973
Woodmont Trust
2020-7A A1A, 7.16% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 01/15/32◊,2	3,050,000	3,040,104
Golub Capital Partners CLO 36M Ltd.
2018-36A A, 6.63% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 02/05/31◊,2	2,794,206	2,764,191
Fortress Credit Opportunities XI CLO Ltd.
2018-11A A1T, 6.56% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 04/15/31◊,2	2,500,000	2,477,250
LCCM Trust
2021-FL3 A, 6.71% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 11/15/38◊,2	1,400,000	1,359,910
2021-FL2 B, 7.16% (1 Month Term SOFR + 2.01%, Rate Floor: 2.01%) due 12/13/38◊,2	1,000,000	938,601
MidOcean Credit CLO VII
2020-7A A1R, 6.30% (3 Month USD LIBOR + 1.04%, Rate Floor: 0.00%) due 07/15/29◊,2	2,241,819	2,210,929
Golub Capital Partners CLO 49M Ltd.
2021-49A AR, 6.78% (3 Month USD LIBOR + 1.53%, Rate Floor: 1.53%) due 08/26/33◊,2	2,250,000	2,203,888
Owl Rock CLO IV Ltd.
2021-4A A1R, 6.98% (3 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 08/20/33◊,2	2,150,000	2,097,540
FS Rialto
2021-FL3 B, 6.96% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 11/16/36◊,2	2,000,000	1,904,900
ABPCI Direct Lending Fund IX LLC
2021-9A A1R, 6.69% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 11/18/31◊,2	1,900,000	1,872,887
CHCP Ltd.
2021-FL1 A, 6.27% (1 Month Term SOFR + 1.16%, Rate Floor: 1.05%) due 02/15/38◊,2	1,856,034	1,814,632

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount	Value
ASSET-BACKED SECURITIES†† - 37.2% (continued)
Collateralized Loan Obligations - 29.4% (continued)
Golub Capital Partners CLO 16 Ltd.
2021-16A A1R2, 6.87% (3 Month USD LIBOR + 1.61%, Rate Floor: 1.61%) due 07/25/33◊,2	$1,750,000	$1,725,468
Golub Capital Partners CLO 54M, LP
2021-54A A, 6.86% (3 Month USD LIBOR + 1.53%, Rate Floor: 1.53%) due 08/05/33◊,2	1,750,000	1,720,387
Cerberus Loan Funding XXXV, LP
2021-5A A, 6.76% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 09/22/33◊,2	1,750,000	1,717,170
Parliament CLO II Ltd.
2021-2A A, 6.73% (3 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 08/20/32◊,2	1,733,697	1,706,946
Cerberus Loan Funding XXXVI, LP
2021-6A A, 6.66% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 11/22/33◊,2	1,531,685	1,526,234
Cerberus Loan Funding XXX, LP
2020-3A A, 7.11% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 01/15/33◊,2	1,500,000	1,488,343
HERA Commercial Mortgage Ltd.
2021-FL1 A, 6.21% (1 Month Term SOFR + 1.16%, Rate Floor: 1.05%) due 02/18/38◊,2	1,511,657	1,458,185
Golub Capital Partners CLO 33M Ltd.
2021-33A AR2, 7.26% (3 Month USD LIBOR + 1.86%, Rate Floor: 1.86%) due 08/25/33◊,2	1,500,000	1,435,401
BRSP Ltd.
2021-FL1 B, 7.11% (1 Month Term SOFR + 2.01%, Rate Floor: 2.01%) due 08/19/38◊,2	1,500,000	1,414,292
Carlyle GMS Finance MM CLO LLC
2018-1A A11R, 6.81% (3 Month USD LIBOR + 1.55%, Rate Floor: 0.00%) due 10/15/31◊,2	1,400,000	1,378,765
Shackleton VIII CLO Ltd.
2017-8A A2R, 6.17% (3 Month USD LIBOR + 0.92%, Rate Floor: 0.00%) due 10/20/27◊,2	1,339,378	1,334,001
ABPCI Direct Lending Fund CLO II LLC
2021-1A A1R, 6.85% (3 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 04/20/32◊,2	1,250,000	1,234,375
Venture XIV CLO Ltd.
2020-14A ARR, 6.49% (3 Month USD LIBOR + 1.03%, Rate Floor: 1.03%) due 08/28/29◊,2	1,198,188	1,191,603
THL Credit Lake Shore MM CLO I Ltd.
2021-1A A1R, 6.96% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 04/15/33◊,2	1,000,000	985,138
Cerberus Loan Funding XXXII, LP
2021-2A A, 6.88% (3 Month USD LIBOR + 1.62%, Rate Floor: 1.62%) due 04/22/33◊,2	1,000,000	980,275
Cerberus Loan Funding XXXIII, LP
2021-3A A, 6.82% (3 Month USD LIBOR + 1.56%, Rate Floor: 1.56%) due 07/23/33◊,2	1,000,000	976,675
Cerberus Loan Funding XXXI, LP
2021-1A A, 6.76% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/15/32◊,2	798,522	793,256
ABPCI Direct Lending Fund CLO I LLC
2021-1A A1A2, 6.95% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 07/20/33◊,2	750,000	730,152
Wellfleet CLO Ltd.
2020-2A A1R, 6.31% (3 Month USD LIBOR + 1.06%, Rate Floor: 0.00%) due 10/20/29◊,2	707,342	702,201
Marathon CLO V Ltd.
2017-5A A2R, 6.83% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 11/21/27◊,2	702,206	700,939

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount	Value
ASSET-BACKED SECURITIES†† - 37.2% (continued)
Collateralized Loan Obligations - 29.4% (continued)
ACRE Commercial Mortgage Ltd.
2021-FL4 AS, 6.31% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 12/18/37◊,2	$350,000	$334,951
Golub Capital Partners CLO 17 Ltd.
2017-17A A1R, 6.91% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 10/25/30◊,2	266,338	265,075
Denali Capital CLO XI Ltd.
2018-1A A1RR, 6.38% (3 Month USD LIBOR + 1.13%, Rate Floor: 0.00%) due 10/20/28◊,2	222,755	222,738
LoanCore Issuer Ltd.
2018-CRE1 AS, 6.69% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/28◊,2	184,895	184,317
Total Collateralized Loan Obligations		88,307,638
Financial - 1.9%
Madison Avenue Secured Funding Trust
2023-1, 7.09% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 03/04/24◊,†††,2	2,300,000	2,300,000
2022-1, 7.00% (1 Month Term SOFR + 1.85%, Rate Floor: 0.00%) due 10/12/23◊,†††,2	1,675,000	1,675,000
Station Place Securitization Trust
2022-SP1, 7.00% (1 Month Term SOFR + 1.85%, Rate Floor: 0.00%) due 10/12/23◊,†††,2	1,675,000	1,675,000
Total Financial		5,650,000
Net Lease - 1.6%
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 1.85% due 11/20/50[2]	3,342,322	2,966,625
Capital Automotive LLC
2017-1A, 4.18% due 04/15/47[2]	1,023,784	1,000,168
CF Hippolyta Issuer LLC
2021-1A, 1.98% due 03/15/61[2]	942,448	797,496
Total Net Lease		4,764,289
Transport-Aircraft - 1.3%
Raspro Trust
2005-1A, 6.18% (3 Month USD LIBOR + 0.93%, Rate Floor: 0.93%) due 03/23/24◊,2	1,575,909	1,561,779
AASET US Ltd.
2018-2A, 4.45% due 11/18/38[2]	1,116,719	965,295
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[2]	878,380	792,588
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[2]	713,543	599,861
Total Transport-Aircraft		3,919,523
Transport-Container - 1.3%
Triton Container Finance VIII LLC
2021-1A, 1.86% due 03/20/46[2]	2,426,250	2,035,230
CLI Funding VIII LLC
2021-1A, 1.64% due 02/18/46[2]	1,139,179	970,658
Textainer Marine Containers VII Ltd.
2021-1A, 1.68% due 02/20/46[2]	691,333	582,767
2020-1A, 2.73% due 08/21/45[2]	343,164	311,519
Total Transport-Container		3,900,174
Whole Business - 0.9%
DB Master Finance LLC
2019-1A, 4.02% due 05/20/49[2]	1,636,250	1,525,334
Taco Bell Funding LLC
2021-1A, 1.95% due 08/25/51[2]	1,231,250	1,058,530
Total Whole Business		2,583,864
Infrastructure - 0.5%
Crown Castle Towers LLC
, 3.66% due 05/15/25[2]	1,050,000	1,000,242
SBA Tower Trust
, 2.84% due 01/15/25[2]	700,000	664,660
Total Infrastructure		1,664,902
Single Family Residence - 0.3%
FirstKey Homes Trust
2020-SFR2, 2.67% due 10/19/37[2]	1,150,000	1,041,483
Total Asset-Backed Securities
(Cost $115,428,822)		111,831,873

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 20.4%
Residential Mortgage-Backed Securities - 15.3%
CSMC Trust
2021-RPL1, 1.67% (WAC) due 09/27/60◊,2	$2,217,094	$2,036,494
2020-RPL5, 3.02% (WAC) due 08/25/60◊,2	1,052,182	1,023,276
2021-RPL7, 1.93% (WAC) due 07/27/61◊,2	766,547	703,327
2020-NQM1, 1.21% due 05/25/65[2,3]	762,900	680,602
2021-RPL4, 1.80% (WAC) due 12/27/60◊,2	564,994	520,859
BRAVO Residential Funding Trust
2021-C, 1.62% due 03/01/61[2,3]	1,641,783	1,464,490
2022-R1, 3.13% due 01/29/70[2,3]	1,193,018	1,062,198
2021-HE1, 5.92% (30 Day Average SOFR + 0.85%, Rate Floor: 0.00%) due 01/25/70◊,2	360,405	356,340
2021-HE2, 5.92% (30 Day Average SOFR + 0.85%, Rate Floor: 0.00%) due 11/25/69◊,2	182,396	178,456
PRPM LLC
2021-5, 1.79% due 06/25/26[2,3]	1,353,423	1,228,140
2022-1, 3.72% due 02/25/27[2,3]	1,268,916	1,202,033
2021-8, 1.74% (WAC) due 09/25/26◊,2	592,500	544,599
Legacy Mortgage Asset Trust
2021-GS3, 1.75% due 07/25/61[2,3]	1,412,422	1,321,228
2021-GS4, 1.65% due 11/25/60[2,3]	1,152,867	1,046,778
2021-GS2, 1.75% due 04/25/61[2,3]	549,512	508,205
NYMT Loan Trust
2021-SP1, 1.67% due 08/25/61[2,3]	2,292,519	2,078,885
2022-SP1, 5.25% due 07/25/62[2,3]	794,085	761,727
NRZ Advance Receivables Trust
2020-T2, 1.48% due 09/15/53[2]	2,550,000	2,516,089
Verus Securitization Trust
2020-5, 1.22% due 05/25/65[2,3]	1,050,208	944,236
2021-6, 1.89% (WAC) due 10/25/66◊,2	685,862	556,099
2019-4, 2.85% due 11/25/59[2,3]	318,525	304,500
2020-1, 2.42% due 01/25/60[2,3]	275,545	257,322
2021-3, 1.44% (WAC) due 06/25/66◊,2	237,133	196,687
2019-4, 2.64% due 11/25/59[2,3]	191,802	183,353
New Residential Mortgage Loan Trust
2018-2A, 3.50% (WAC) due 02/25/58◊,2	965,278	886,847
2019-1A, 3.50% (WAC) due 10/25/59◊,2	949,115	872,565
Home Equity Loan Trust
2007-FRE1, 5.34% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37◊	1,803,396	1,676,774
OSAT Trust
2021-RPL1, 2.12% due 05/25/65[2,3]	1,684,070	1,569,383
FKRT
2.21% due 11/30/58†††,4	1,550,000	1,525,508
OBX Trust
2023-NQM2, 6.32% due 01/25/62[2,3]	1,436,073	1,431,986
Imperial Fund Mortgage Trust
2022-NQM2, 4.02% (WAC) due 03/25/67◊,2	1,576,407	1,406,969
Soundview Home Loan Trust
2006-OPT5, 5.43% (1 Month USD LIBOR + 0.28%, Rate Floor: 0.28%) due 07/25/36◊	1,482,782	1,387,268
CFMT LLC
2022-HB9, 3.25% (WAC) due 09/25/37◊	957,925	878,194
2021-HB5, 0.80% (WAC) due 02/25/31◊,2	524,637	507,560
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 5.78% (1 Month USD LIBOR + 0.63%, Rate Floor: 0.63%) due 11/25/37◊	1,310,222	1,250,529
Towd Point Revolving Trust
4.83% due 09/25/64[4]	1,250,000	1,211,250
GCAT 2022-NQM4 Trust
2022-NQM4, 5.73% due 08/25/67[2,3]	1,217,299	1,183,749
NovaStar Mortgage Funding Trust Series
2007-2, 5.35% (1 Month USD LIBOR + 0.20%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37◊	1,220,102	1,178,630
Towd Point Mortgage Trust
2018-2, 3.25% (WAC) due 03/25/58◊,2	614,873	584,872

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 20.4% (continued)
Residential Mortgage-Backed Securities - 15.3% (continued)
2017-5, 5.75% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.00%) due 02/25/57◊,2	$354,209	$353,704
Citigroup Mortgage Loan Trust
2022-A, 6.17% due 09/25/62[2,3]	795,070	780,490
Morgan Stanley ABS Capital I Incorporated Trust
2006-NC1, 5.72% (1 Month USD LIBOR + 0.57%, Rate Floor: 0.57%) due 12/25/35◊	693,494	681,418
Cascade Funding Mortgage Trust
2018-RM2, 4.00% (WAC) due 10/25/68◊,4	579,864	559,401
2019-RM3, 2.80% (WAC) due 06/25/69◊,4	124,918	120,357
Alternative Loan Trust
2007-OA7, 5.43% (1 Month USD LIBOR + 0.28%, Rate Floor: 0.28%) due 05/25/47◊	685,472	586,409
Banc of America Funding Trust
2015-R2, 5.41% (1 Month USD LIBOR + 0.26%, Rate Floor: 0.26%) due 04/29/37◊,2	575,059	563,612
HarborView Mortgage Loan Trust
2006-14, 5.46% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 01/25/47◊	614,695	554,156
Angel Oak Mortgage Trust
2022-1, 3.29% (WAC) due 12/25/66◊,2	591,416	498,575
Bear Stearns Asset-Backed Securities I Trust
2006-HE9, 5.43% (1 Month USD LIBOR + 0.28%, Rate Floor: 0.28%) due 11/25/36◊	510,101	493,246
LSTAR Securities Investment Ltd.
2021-1, 7.97% (1 Month USD LIBOR + 2.80%, Rate Floor: 1.80%) due 02/01/26◊,4	449,891	444,462
Residential Mortgage Loan Trust
2020-1, 2.38% (WAC) due 01/26/60◊,2	324,609	305,924
Morgan Stanley Home Equity Loan Trust
2006-2, 5.71% (1 Month USD LIBOR + 0.56%, Rate Floor: 0.56%) due 02/25/36◊	222,694	218,271
CSMC Series
2014-2R, 3.42% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 02/27/46◊,2	154,053	152,470
Nationstar Home Equity Loan Trust
2007-B, 5.37% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 04/25/37◊	144,700	143,546
CIT Mortgage Loan Trust
2007-1, 6.50% (1 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 10/25/37◊,2	99,950	99,673
Structured Asset Investment Loan Trust
2005-2, 5.89% (1 Month USD LIBOR + 0.74%, Rate Floor: 0.74%) due 03/25/35◊	55,245	54,844
Starwood Mortgage Residential Trust
2020-1, 2.28% (WAC) due 02/25/50◊,2	45,540	41,466
FBR Securitization Trust
2005-2, 5.90% (1 Month USD LIBOR + 0.75%, Rate Cap/Floor: 14.00%/0.75%) due 09/25/35◊	22,272	22,209
Total Residential Mortgage-Backed Securities		45,902,240
Commercial Mortgage-Backed Securities - 5.1%
BX Commercial Mortgage Trust
2021-VOLT, 6.84% (1 Month USD LIBOR + 1.65%, Rate Floor: 1.65%) due 09/15/36◊,2	3,750,000	3,545,342
2022-LP2, 6.71% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 02/15/39◊,2	1,021,229	966,700
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 6.73% (1 Month USD LIBOR + 1.54%, Rate Floor: 1.54%) due 06/15/38◊,2	3,900,000	3,510,405
WMRK Commercial Mortgage Trust
2022-WMRK, 8.58% (1 Month Term SOFR + 3.44%, Rate Floor: 3.44%) due 11/15/27◊,2	2,850,000	2,839,262
Citigroup Commercial Mortgage Trust
2018-C6, 0.93% (WAC) due 11/10/51◊,5	48,062,987	1,519,877

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 20.4% (continued)
Commercial Mortgage-Backed Securities - 5.1% (continued)
Life Mortgage Trust
2021-BMR, 6.36% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 03/15/38◊,2	$933,822	$898,937
JPMDB Commercial Mortgage Securities Trust
2018-C8, 0.83% (WAC) due 06/15/51◊,5	36,414,106	766,754
BENCHMARK Mortgage Trust
2019-B14, 0.90% (WAC) due 12/15/62◊,5	24,613,166	728,505
BXHPP Trust
2021-FILM, 6.29% (1 Month USD LIBOR + 1.10%, Rate Floor: 1.10%) due 08/15/36◊,2	500,000	446,478
KKR Industrial Portfolio Trust
2021-KDIP, 6.26% (1 Month Term SOFR + 1.11%, Rate Floor: 1.00%) due 12/15/37◊,2	225,000	217,650
Total Commercial Mortgage-Backed Securities		15,439,910
Total Collateralized Mortgage Obligations
(Cost $65,199,152)		61,342,150
CORPORATE BONDS†† - 19.7%
Financial - 8.8%
GA Global Funding Trust
6.38% (SOFR + 1.36%) due 04/11/25◊,2	3,300,000	3,232,048
1.63% due 01/15/26[2]	600,000	532,282
Athene Global Funding
2.51% due 03/08/24[2]	3,700,000	3,598,363
F&G Global Funding
0.90% due 09/20/24[2]	3,450,000	3,207,995
Equinix, Inc.
1.45% due 05/15/26	1,850,000	1,651,684
Mitsubishi UFJ Financial Group, Inc.
5.06% due 09/12/25[6]	1,600,000	1,580,633
Macquarie Group Ltd.
5.11% due 08/09/26[2,6]	1,600,000	1,576,693
Credit Suisse AG NY
6.34% (SOFR Compounded Index + 1.26%) due 02/21/25◊	1,550,000	1,511,996
Assurant, Inc.
6.10% due 02/27/26	1,450,000	1,454,834
Sumitomo Mitsui Trust Bank Ltd.
4.80% due 09/15/25[2]	1,200,000	1,176,607
Citigroup, Inc.
5.74% (SOFR + 0.69%) due 01/25/26◊	950,000	945,985
FS KKR Capital Corp.
4.25% due 02/14/25[2]	900,000	847,418
American Equity Investment Life Holding Co.
5.00% due 06/15/27	850,000	819,920
Cooperatieve Rabobank UA
4.66% due 08/22/28[2,6]	850,000	813,342
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
2.88% due 10/15/26[2]	900,000	796,500
Mizuho Financial Group, Inc.
5.41% due 09/13/28[6]	800,000	793,645
Capital One Financial Corp.
4.99% due 07/24/26[6]	650,000	630,013
Corebridge Global Funding
5.75% due 07/02/26[2]	550,000	548,318
Jefferies Financial Group, Inc.
5.50% due 10/18/23	350,000	348,786
Peachtree Corners Funding Trust
3.98% due 02/15/25[2]	250,000	240,660
Total Financial		26,307,722
Consumer, Non-cyclical - 3.0%
Triton Container International Ltd.
0.80% due 08/01/23[2]	1,050,000	1,045,169
2.05% due 04/15/26[2]	900,000	785,637
1.15% due 06/07/24[2]	800,000	758,652
Element Fleet Management Corp.
1.60% due 04/06/24[2]	1,800,000	1,735,693
Global Payments, Inc.
4.95% due 08/15/27	1,600,000	1,558,940
Bio-Rad Laboratories, Inc.
3.30% due 03/15/27	1,050,000	976,850
IQVIA, Inc.
5.00% due 05/15/27[2]	1,000,000	961,865
JBS USA LUX S.A. / JBS USA Food Company / JBS USA Finance, Inc.
5.13% due 02/01/28[2]	800,000	768,214
Spectrum Brands, Inc.
5.75% due 07/15/25	350,000	349,783
Block, Inc.
2.75% due 06/01/26	150,000	136,574
Total Consumer, Non-cyclical		9,077,377
Industrial - 2.9%
Graphic Packaging International LLC
0.82% due 04/15/24[2]	2,550,000	2,446,722
Ryder System, Inc.
3.35% due 09/01/25	2,500,000	2,372,984
TD SYNNEX Corp.
1.25% due 08/09/24	900,000	851,265
Silgan Holdings, Inc.
1.40% due 04/01/26[2]	950,000	839,281
Stericycle, Inc.
5.38% due 07/15/24[2]	775,000	764,985
Vontier Corp.
1.80% due 04/01/26	850,000	754,680

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount	Value
CORPORATE BONDS†† - 19.7% (continued)
Industrial - 2.9% (continued)
Jabil, Inc.
4.25% due 05/15/27	$250,000	$237,962
1.70% due 04/15/26	250,000	223,684
Weir Group plc
2.20% due 05/13/26[2]	200,000	179,135
Total Industrial		8,670,698
Consumer, Cyclical - 1.5%
Warnermedia Holdings, Inc.
3.64% due 03/15/25	2,150,000	2,073,727
6.41% due 03/15/26	800,000	800,661
Hyatt Hotels Corp.
1.80% due 10/01/24	1,200,000	1,142,146
Newell Brands, Inc.
4.70% due 04/01/26	116,000	108,965
6.38% due 09/15/27	84,000	80,439
Live Nation Entertainment, Inc.
6.50% due 05/15/27[2]	100,000	100,532
Total Consumer, Cyclical		4,306,470
Utilities - 1.4%
NextEra Energy Capital Holdings, Inc.
6.05% due 03/01/25	2,550,000	2,559,587
Alexander Funding Trust
1.84% due 11/15/23[2]	1,750,000	1,711,630
Total Utilities		4,271,217
Communications - 0.9%
FactSet Research Systems, Inc.
2.90% due 03/01/27	1,500,000	1,376,099
T-Mobile USA, Inc.
2.63% due 04/15/26	650,000	602,385
2.25% due 02/15/26	250,000	229,714
Paramount Global
4.75% due 05/15/25	360,000	351,423
Cogent Communications Group, Inc.
3.50% due 05/01/26[2]	184,000	170,660
Total Communications		2,730,281
Technology - 0.7%
CDW LLC / CDW Finance Corp.
2.67% due 12/01/26	1,450,000	1,301,926
Infor, Inc.
1.45% due 07/15/23[2]	780,000	778,665
Total Technology		2,080,591
Energy - 0.5%
Valero Energy Corp.
1.20% due 03/15/24	1,650,000	1,592,235
Total Corporate Bonds
(Cost $61,875,878)		59,036,591
SENIOR FLOATING RATE INTERESTS††,◊ - 0.7%
Technology - 0.4%
Dun & Bradstreet
8.43% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 02/06/26	839,021	839,230
World Wide Technology Holding Co. LLC
8.52% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 03/01/30	249,375	249,063
MACOM Technology Solutions Holdings, Inc.
7.44% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 05/17/24	135,980	135,266
Total Technology		1,223,559
Industrial - 0.2%
Mileage Plus Holdings LLC
10.76% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 06/21/27	680,000	705,643
Energy - 0.1%
ITT Holdings LLC
7.97% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 07/10/28	192,570	190,564
Total Senior Floating Rate Interests
(Cost $2,120,372)		2,119,766
Total Investments - 99.6%
(Cost $309,483,275)		$299,189,431
Other Assets & Liabilities, net - 0.4%		1,246,772
Total Net Assets - 100.0%		$300,436,203

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation**
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	0.94%	Quarterly	10/26/24	$30,000,000	$1,633,566	$(3,966)	$1,637,532
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	0.94%	Quarterly	07/26/23	30,000,000	92,476	–	92,476
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	2.65%	Annually	08/10/27	1,600,000	84,698	252	84,446
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	3.15%	Annually	09/09/27	800,000	27,554	255	27,299
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	3.24%	Annually	09/14/27	800,000	24,888	255	24,633
								$1,863,182	$(3,204)	$1,866,386

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation
Morgan Stanley Capital Services LLC	CZK	Sell	11,783	543 USD	08/17/23	$2

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at June 30, 2023. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
1	Rate indicated is the 7-day yield as of June 30, 2023.
2	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $186,789,481 (cost $194,887,955), or 62.2% of total net assets.
3	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at June 30, 2023. See table below for additional step information for each security.
4	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $3,860,978 (cost $3,954,465), or 1.3% of total net assets — See Note 5.
5	Security is an interest-only strip.
6	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.

BofA — Bank of America
CME — Chicago Mercantile Exchange
CZK — Czech Koruna
LIBOR — London Interbank Offered Rate
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

The following table summarizes the inputs used to value the Fund's investments at June 30, 2023 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Money Market Funds	$64,859,051	$—	$—	$64,859,051
Asset-Backed Securities	—	106,181,873	5,650,000	111,831,873
Collateralized Mortgage Obligations	—	59,816,642	1,525,508	61,342,150
Corporate Bonds	—	59,036,591	—	59,036,591
Senior Floating Rate Interests	—	2,119,766	—	2,119,766
Interest Rate Swap Agreements**	—	1,866,386	—	1,866,386
Forward Foreign Currency Exchange Contracts**	—	2	—	2
Total Assets	$64,859,051	$229,021,260	$7,175,508	$301,055,819

** This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets categorized within Level 3 of the value hierarchy:

Category	Ending Balance at June 30, 2023	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average
Assets:
Asset-Backed Securities	$ 5,650,000	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Collateralized Mortgage Obligations	1,525,508	Model Price	Market Comparable Yields	7.9%	—
Total Assets	$ 7,175,508

Significant changes in a quote or market comparable yields would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3 rather than Level 2, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended June 30, 2023, the Fund had securities with a total value of $3,350,000 transfer into Level 3 from Level 2 due to a lack of observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2023:

	Assets
	Asset-Backed Securities	Collateralized Mortgage Obligations	Foreign Government Debt	Total Assets
Beginning Balance	$2,798,292	$1,474,249	$3,134,543	$7,407,084
Purchases/(Receipts)	2,300,000	-	-	2,300,000
(Sales, maturities and paydowns)/Fundings	(2,800,000)	-	(3,182,186)	(5,982,186)
Amortization of premiums/discounts	-	5	1,108	1,113
Total realized gains (losses) included in earnings	-	-	28,457	28,457
Total change in unrealized appreciation (depreciation) included in earnings	1,708	51,254	18,078	71,040
Transfers into Level 3	3,350,000	-	-	3,350,000
Transfers out of Level 3	-	-	-	-
Ending Balance	$5,650,000	$1,525,508	$-	$7,175,508
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at June 30, 2023	$-	$51,254	$-	$51,254

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
BRAVO Residential Funding Trust 2022-R1, 3.13% due 01/29/70	6.13%	01/30/25	—	—
BRAVO Residential Funding Trust 2021-C, 1.62% due 03/01/61	4.62%	09/26/24	5.62%	09/26/25
Citigroup Mortgage Loan Trust 2022-A, 6.17% due 09/25/62	9.17%	09/25/25	10.17%	09/25/26
CSMC Trust 2020-NQM1, 1.21% due 05/25/65	2.21%	09/26/24	—	—
GCAT 2022-NQM4 Trust 2022-NQM4, 5.73% due 08/25/67	6.73%	08/01/26	—	—
Legacy Mortgage Asset Trust 2021-GS3, 1.75% due 07/25/61	4.75%	05/26/24	5.75%	05/26/25
Legacy Mortgage Asset Trust 2021-GS4, 1.65% due 11/25/60	4.65%	08/25/24	5.65%	08/25/25
Legacy Mortgage Asset Trust 2021-GS2, 1.75% due 04/25/61	4.75%	04/26/24	5.75%	04/25/25
NYMT Loan Trust 2022-SP1, 5.25% due 07/25/62	8.25%	07/01/25	9.25%	07/01/26
NYMT Loan Trust 2021-SP1, 1.67% due 08/25/61	4.67%	08/01/24	5.67%	08/01/25
OBX Trust 2023-NQM2, 6.32% due 01/25/62	7.32%	02/01/27	—	—
OSAT Trust 2021-RPL1, 2.12% due 05/25/65	5.12%	06/26/24	6.12%	06/26/25
PRPM LLC 2022-1, 3.72% due 02/25/27	6.72%	02/25/25	7.72%	02/25/26
PRPM LLC 2021-5, 1.79% due 06/25/26	4.79%	06/26/24	5.79%	06/26/25
Verus Securitization Trust 2020-1, 2.42% due 01/25/60	3.42%	01/26/24	—	—
Verus Securitization Trust 2019-4, 2.64% due 11/25/59	3.64%	10/26/23	—	—
Verus Securitization Trust 2019-4, 2.85% due 11/25/59	3.85%	10/26/23	—	—
Verus Securitization Trust 2020-5, 1.22% due 05/25/65	2.22%	10/26/24	—	—

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
MONEY MARKET FUND† - 18.6%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.96%[1]	60,523,732	$60,523,732
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 5.00%[1]	846,147	846,148
Total Money Market Fund
(Cost $61,369,880)		61,369,880
	Face Amount
ASSET-BACKED SECURITIES†† - 35.4%
Collateralized Loan Obligations - 25.5%
BCC Middle Market CLO LLC
2021-1A A1R, 6.76% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 10/15/33◊,2	$ 7,250,000	7,141,271
Lake Shore MM CLO III LLC
2021-2A A1R, 6.74% (3 Month USD LIBOR + 1.48%, Rate Floor: 1.48%) due 10/17/31◊,2	7,050,000	6,940,026
ABPCI Direct Lending Fund CLO VII, LP
2021-7A A1R, 6.72% (3 Month USD LIBOR + 1.43%, Rate Floor: 1.43%) due 10/20/31◊,2	7,000,000	6,895,756
Palmer Square Loan Funding Ltd.
2022-1A A2, 6.59% (3 Month Term SOFR + 1.60%, Rate Floor: 1.60%) due 04/15/30◊,2	3,750,000	3,672,866
2021-2A B, 6.78% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 05/20/29◊,2	1,250,000	1,226,114
Sound Point CLO XIX Ltd.
2018-1A A, 6.26% (3 Month USD LIBOR + 1.00%, Rate Floor: 0.00%) due 04/15/31◊,2	3,750,000	3,706,576
BXMT Ltd.
2020-FL2 AS, 6.37% (1 Month Term SOFR + 1.26%, Rate Floor: 1.26%) due 02/15/38◊,2	2,250,000	2,062,921
2020-FL3 AS, 6.97% (1 Month Term SOFR + 1.86%, Rate Floor: 1.86%) due 11/15/37◊,2	1,250,000	1,172,515
ABPCI Direct Lending Fund CLO V Ltd.
2021-5A A1R, 6.75% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/20/31◊,2	3,000,000	2,959,691
Parliament CLO II Ltd.
2021-2A A, 6.73% (3 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 08/20/32◊,2	2,972,053	2,926,193
Woodmont Trust
2020-7A A1A, 7.16% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 01/15/32◊,2	2,850,000	2,840,753
BRSP Ltd.
2021-FL1 B, 7.11% (1 Month Term SOFR + 2.01%, Rate Floor: 2.01%) due 08/19/38◊,2	2,750,000	2,592,868
Golub Capital Partners CLO 36M Ltd.
2018-36A A, 6.63% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 02/05/31◊,2	2,328,505	2,303,493
Golub Capital Partners CLO 49M Ltd.
2021-49A AR, 6.78% (3 Month USD LIBOR + 1.53%, Rate Floor: 1.53%) due 08/26/33◊,2	2,250,000	2,203,888
LCCM Trust
2021-FL3 A, 6.71% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 11/15/38◊,2	1,300,000	1,262,773
2021-FL2 B, 7.16% (1 Month Term SOFR + 2.01%, Rate Floor: 2.01%) due 12/13/38◊,2	1,000,000	938,601
BDS Ltd.
2021-FL7 A, 6.23% (1 Month USD LIBOR + 1.07%, Rate Floor: 1.07%) due 06/16/36◊,2	1,250,000	1,217,188
2021-FL8 C, 6.71% (1 Month USD LIBOR + 1.55%, Rate Floor: 1.55%) due 01/18/36◊,2	1,000,000	940,811
Fortress Credit Opportunities XI CLO Ltd.
2018-11A A1T, 6.56% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 04/15/31◊,2	2,000,000	1,981,800
MidOcean Credit CLO VII
2020-7A A1R, 6.30% (3 Month USD LIBOR + 1.04%, Rate Floor: 0.00%) due 07/15/29◊,2	1,868,182	1,842,441

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount	Value
ASSET-BACKED SECURITIES†† - 35.4% (continued)
Collateralized Loan Obligations - 25.5% (continued)
ABPCI Direct Lending Fund IX LLC
2021-9A A1R, 6.69% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 11/18/31◊,2	$1,800,000	$1,774,314
Golub Capital Partners CLO 54M, LP
2021-54A A, 6.86% (3 Month USD LIBOR + 1.53%, Rate Floor: 1.53%) due 08/05/33◊,2	1,750,000	1,720,387
Cerberus Loan Funding XXXV, LP
2021-5A A, 6.76% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 09/22/33◊,2	1,750,000	1,717,170
Golub Capital Partners CLO 16 Ltd.
2021-16A A1R2, 6.87% (3 Month USD LIBOR + 1.61%, Rate Floor: 1.61%) due 07/25/33◊,2	1,500,000	1,478,972
Owl Rock CLO IV Ltd.
2021-4A A1R, 6.98% (3 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 08/20/33◊,2	1,500,000	1,463,400
Cerberus Loan Funding XXXVI, LP
2021-6A A, 6.66% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 11/22/33◊,2	1,432,867	1,427,767
Carlyle GMS Finance MM CLO LLC
2018-1A A11R, 6.81% (3 Month USD LIBOR + 1.55%, Rate Floor: 0.00%) due 10/15/31◊,2	1,350,000	1,329,523
CHCP Ltd.
2021-FL1 A, 6.27% (1 Month Term SOFR + 1.16%, Rate Floor: 1.05%) due 02/15/38◊,2	1,349,843	1,319,732
Cerberus Loan Funding XXX, LP
2020-3A A, 7.11% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 01/15/33◊,2	1,250,000	1,240,286
Golub Capital Partners CLO 33M Ltd.
2021-33A AR2, 7.26% (3 Month USD LIBOR + 1.86%, Rate Floor: 1.86%) due 08/25/33◊,2	1,250,000	1,196,167
Venture XIV CLO Ltd.
2020-14A ARR, 6.49% (3 Month USD LIBOR + 1.03%, Rate Floor: 1.03%) due 08/28/29◊,2	1,048,415	1,042,653
HERA Commercial Mortgage Ltd.
2021-FL1 A, 6.21% (1 Month Term SOFR + 1.16%, Rate Floor: 1.05%) due 02/18/38◊,2	1,079,755	1,041,561
Voya CLO Ltd.
2020-1A AR, 6.32% (3 Month USD LIBOR + 1.06%, Rate Floor: 1.06%) due 04/15/31◊,2	1,000,000	991,853
ABPCI Direct Lending Fund CLO II LLC
2021-1A A1R, 6.85% (3 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 04/20/32◊,2	1,000,000	987,500
Cerberus Loan Funding XXXII, LP
2021-2A A, 6.88% (3 Month USD LIBOR + 1.62%, Rate Floor: 1.62%) due 04/22/33◊,2	1,000,000	980,275
NewStar Fairfield Fund CLO Ltd.
2018-2A A1N, 6.52% (3 Month USD LIBOR + 1.27%, Rate Floor: 1.27%) due 04/20/30◊,2	989,329	977,039
Greystone Commercial Real Estate Notes
2021-FL3 B, 6.91% (1 Month Term SOFR + 1.76%, Rate Floor: 1.65%) due 07/15/39◊,2	1,000,000	958,902
Shackleton VIII CLO Ltd.
2017-8A A2R, 6.17% (3 Month USD LIBOR + 0.92%, Rate Floor: 0.00%) due 10/20/27◊,2	892,919	889,334
Cerberus Loan Funding XXXI, LP
2021-1A A, 6.76% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/15/32◊,2	798,522	793,256
THL Credit Lake Shore MM CLO I Ltd.
2021-1A A1R, 6.96% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 04/15/33◊,2	750,000	738,853

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount	Value
ASSET-BACKED SECURITIES†† - 35.4% (continued)
Collateralized Loan Obligations - 25.5% (continued)
Cerberus Loan Funding XXXIII, LP
2021-3A A, 6.82% (3 Month USD LIBOR + 1.56%, Rate Floor: 1.56%) due 07/23/33◊,2	$ 750,000	$732,506
ABPCI Direct Lending Fund CLO I LLC
2021-1A A1A2, 6.95% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 07/20/33◊,2	750,000	730,152
Wellfleet CLO Ltd.
2020-2A A1R, 6.31% (3 Month USD LIBOR + 1.06%, Rate Floor: 0.00%) due 10/20/29◊,2	565,874	561,760
Marathon CLO V Ltd.
2017-5A A2R, 6.83% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 11/21/27◊,2	298,811	298,272
ACRE Commercial Mortgage Ltd.
2021-FL4 AS, 6.31% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 12/18/37◊,2	300,000	287,101
Golub Capital Partners CLO 17 Ltd.
2017-17A A1R, 6.91% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 10/25/30◊,2	221,948	220,896
Denali Capital CLO XI Ltd.
2018-1A A1RR, 6.38% (3 Month USD LIBOR + 1.13%, Rate Floor: 0.00%) due 10/20/28◊,2	189,341	189,328
LoanCore Issuer Ltd.
2018-CRE1 AS, 6.69% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/28◊,2	184,895	184,318
Total Collateralized Loan Obligations		84,101,822
Whole Business - 2.0%
Taco Bell Funding LLC
2016-1A, 4.97% due 05/25/46[2]	2,068,000	1,986,875
2021-1A, 1.95% due 08/25/51[2]	1,231,250	1,058,530
DB Master Finance LLC
2019-1A, 4.02% due 05/20/49[2]	1,749,825	1,631,210
Domino's Pizza Master Issuer LLC
2018-1A, 4.33% due 07/25/48[2]	1,193,750	1,114,881
2018-1A, 4.12% due 07/25/48[2]	477,500	452,210
Wingstop Funding LLC
2020-1A, 2.84% due 12/05/50[2]	443,250	382,649
Total Whole Business		6,626,355
Financial - 1.8%
Madison Avenue Secured Funding Trust
2023-1, 7.09% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 03/04/24◊,†††,2	2,700,000	2,700,000
2022-1, 7.00% (1 Month Term SOFR + 1.85%, Rate Floor: 0.00%) due 10/12/23◊,†††,2	1,600,000	1,600,000
Station Place Securitization Trust
2022-SP1, 7.00% (1 Month Term SOFR + 1.85%, Rate Floor: 0.00%) due 10/12/23◊,†††,2	1,600,000	1,600,000
Total Financial		5,900,000
Net Lease - 1.5%
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 1.85% due 11/20/50[2]	2,626,110	2,330,919
Capital Automotive LLC
2017-1A, 4.18% due 04/15/47[2]	1,246,345	1,217,596
New Economy Assets Phase 1 Sponsor LLC
2021-1, 1.91% due 10/20/61[2]	1,000,000	851,707
CF Hippolyta Issuer LLC
2021-1A, 1.98% due 03/15/61[2]	706,836	598,122
Total Net Lease		4,998,344
Transport-Aircraft - 1.2%
Raspro Trust
2005-1A, 6.18% (3 Month USD LIBOR + 0.93%, Rate Floor: 0.93%) due 03/23/24◊,2	1,772,897	1,757,001
AASET US Ltd.
2018-2A, 4.45% due 11/18/38[2]	983,776	850,379
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[2]	731,984	660,490

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount	Value
ASSET-BACKED SECURITIES†† - 35.4% (continued)
Transport-Aircraft - 1.2% (continued)
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[2]	$ 713,543	$599,861
Total Transport-Aircraft		3,867,731
Transport-Container - 1.1%
Triton Container Finance VIII LLC
2021-1A, 1.86% due 03/20/46[2]	1,819,688	1,526,422
CLI Funding VIII LLC
2021-1A, 1.64% due 02/18/46[2]	1,442,960	1,229,500
Textainer Marine Containers VII Ltd.
2021-1A, 1.68% due 02/20/46[2]	569,333	479,926
2020-1A, 2.73% due 08/21/45[2]	308,848	280,367
Total Transport-Container		3,516,215
Single Family Residence - 1.0%
FirstKey Homes Trust
2020-SFR2, 2.67% due 10/19/37[2]	3,550,000	3,215,014
Infrastructure - 0.7%
Crown Castle Towers LLC
3.66% due 05/15/25[2]	1,250,000	1,190,764
SBA Tower Trust
1.88% due 01/15/26[2]	800,000	718,605
2.84% due 01/15/25[2]	475,000	451,019
Total Infrastructure		2,360,388
Collateralized Debt Obligations - 0.6%
Anchorage Credit Funding 4 Ltd.
2021-4A AR, 2.72% due 04/27/39[2]	2,250,000	1,991,055
Total Asset-Backed Securities
(Cost $120,564,736)		116,576,924

CORPORATE BONDS†† - 23.9%
Financial - 11.6%
Athene Global Funding
5.64% (SOFR Compounded Index + 0.56%) due 08/19/24◊,2	3,850,000	3,790,921
GA Global Funding Trust
6.38% (SOFR + 1.36%) due 04/11/25◊,2	3,300,000	3,232,048
1.63% due 01/15/26[2]	450,000	399,211
Credit Suisse AG NY
6.34% (SOFR Compounded Index + 1.26%) due 02/21/25◊	1,850,000	1,804,640
5.47% (SOFR Compounded Index + 0.39%) due 02/02/24◊	1,750,000	1,736,290
F&G Global Funding
0.90% due 09/20/24[2]	3,250,000	3,022,024
Bank of America Corp.
5.75% (SOFR + 0.69%) due 04/22/25◊	2,100,000	2,097,272
Ameriprise Financial, Inc.
3.00% due 04/02/25	2,000,000	1,904,106
Macquarie Bank Ltd.
3.23% due 03/21/25[2]	1,950,000	1,871,004
American Express Co.
6.01% (SOFR + 0.93%) due 03/04/25◊	1,800,000	1,811,604
Sumitomo Mitsui Trust Bank Ltd.
2.55% due 03/10/25[2]	1,800,000	1,699,725
Assurant, Inc.
6.10% due 02/27/26	1,650,000	1,655,501
Macquarie Group Ltd.
1.20% due 10/14/25[2,3]	1,700,000	1,594,019
Equinix, Inc.
1.45% due 05/15/26	1,500,000	1,339,204
Goldman Sachs Group, Inc.
5.76% (SOFR + 0.70%) due 01/24/25◊	1,000,000	998,350
Morgan Stanley
6.03% (SOFR + 0.95%) due 02/18/26◊	950,000	951,664
Citigroup, Inc.
5.74% (SOFR + 0.69%) due 01/25/26◊	950,000	945,984
Jackson National Life Global Funding
1.75% due 01/12/25[2]	950,000	881,630
FS KKR Capital Corp.
4.25% due 02/14/25[2]	900,000	847,418
American Equity Investment Life Holding Co.
5.00% due 06/15/27	850,000	819,920
Cooperatieve Rabobank UA
4.66% due 08/22/28[2,3]	800,000	765,498
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
2.88% due 10/15/26[2]	850,000	752,250
Mitsubishi UFJ Financial Group, Inc.
5.72% due 02/20/26[3]	750,000	745,971
Capital One Financial Corp.
4.99% due 07/24/26[3]	750,000	726,938
Corebridge Global Funding
5.75% due 07/02/26[2]	600,000	598,165
Jefferies Financial Group, Inc.
5.50% due 10/18/23	350,000	348,786
Brighthouse Financial Global Funding
5.78% (SOFR + 0.76%) due 04/12/24◊,2	300,000	297,536
Iron Mountain, Inc.
5.00% due 07/15/28[2]	275,000	254,809
Nordea Bank Abp
6.40% (3 Month USD LIBOR + 0.94%) due 08/30/23◊,2	200,000	200,198

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount	Value
CORPORATE BONDS†† - 23.9% (continued)
Financial - 11.6% (continued)
Peachtree Corners Funding Trust
3.98% due 02/15/25[2]	$ 200,000	$192,528
Total Financial		38,285,214
Industrial - 3.1%
Boeing Co.
1.95% due 02/01/24	3,050,000	2,980,409
1.43% due 02/04/24	950,000	924,737
Graphic Packaging International LLC
0.82% due 04/15/24[2]	1,950,000	1,871,022
Ryder System, Inc.
3.35% due 09/01/25	1,700,000	1,613,629
TD SYNNEX Corp.
1.25% due 08/09/24	850,000	803,973
Silgan Holdings, Inc.
1.40% due 04/01/26[2]	750,000	662,591
Vontier Corp.
1.80% due 04/01/26	650,000	577,108
Stericycle, Inc.
5.38% due 07/15/24[2]	350,000	345,477
Weir Group plc
2.20% due 05/13/26[2]	200,000	179,135
Jabil, Inc.
1.70% due 04/15/26	200,000	178,947
Total Industrial		10,137,028
Consumer, Non-cyclical - 2.5%
Triton Container International Ltd.
0.80% due 08/01/23[2]	1,050,000	1,045,169
1.15% due 06/07/24[2]	700,000	663,821
2.05% due 04/15/26[2]	700,000	611,051
Global Payments, Inc.
1.50% due 11/15/24	1,800,000	1,691,483
Element Fleet Management Corp.
1.60% due 04/06/24[2]	1,350,000	1,301,769
Bio-Rad Laboratories, Inc.
3.30% due 03/15/27	1,050,000	976,850
IQVIA, Inc.
5.00% due 05/15/27[2]	1,000,000	961,865
FAGE International S.A. / FAGE USA Dairy Industry, Inc.
5.63% due 08/15/26[2]	501,000	471,777
Spectrum Brands, Inc.
5.75% due 07/15/25	300,000	299,814
Block, Inc.
2.75% due 06/01/26	100,000	91,049
Total Consumer, Non-cyclical		8,114,648
Utilities - 1.5%
NextEra Energy Capital Holdings, Inc.
6.05% due 03/01/25	2,750,000	2,760,340
Alexander Funding Trust
1.84% due 11/15/23[2]	1,350,000	1,320,400
ONE Gas, Inc.
1.10% due 03/11/24	946,000	915,222
Total Utilities		4,995,962
Communications - 1.4%
eBay, Inc.
1.40% due 05/10/26	1,500,000	1,354,289
FactSet Research Systems, Inc.
2.90% due 03/01/27	1,450,000	1,330,228
Rogers Communications, Inc.
2.95% due 03/15/25[2]	900,000	854,234
T-Mobile USA, Inc.
2.63% due 04/15/26	500,000	463,373
2.25% due 02/15/26	200,000	183,771
Paramount Global
4.75% due 05/15/25	330,000	322,138
Cogent Communications Group, Inc.
3.50% due 05/01/26[2]	152,000	140,980
Total Communications		4,649,013
Technology - 1.4%
Microchip Technology, Inc.
2.67% due 09/01/23	1,820,000	1,812,497
Infor, Inc.
1.45% due 07/15/23[2]	1,470,000	1,467,485
CDW LLC / CDW Finance Corp.
2.67% due 12/01/26	1,350,000	1,212,138
Total Technology		4,492,120
Consumer, Cyclical - 1.3%
Warnermedia Holdings, Inc.
3.64% due 03/15/25	2,150,000	2,073,726
6.41% due 03/15/26	1,150,000	1,150,951
Hyatt Hotels Corp.
1.80% due 10/01/24	1,150,000	1,094,557
Total Consumer, Cyclical		4,319,234
Energy - 0.9%
Enbridge, Inc.
5.72% (SOFR Compounded Index + 0.63%) due 02/16/24◊	1,850,000	1,848,639
Valero Energy Corp.
1.20% due 03/15/24	1,350,000	1,302,737
Total Energy		3,151,376
Basic Materials - 0.2%
Alcoa Nederland Holding BV
5.50% due 12/15/27[2]	700,000	676,985
Total Corporate Bonds
(Cost $82,209,603)		78,821,580

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 20.3%
Residential Mortgage-Backed Securities - 16.5%
PRPM LLC
2022-1, 3.72% due 02/25/27[2,4]	2,947,161	2,791,818
2021-5, 1.79% due 06/25/26[2,4]	1,160,077	1,052,692
2021-8, 1.74% (WAC) due 09/25/26◊,2	559,583	514,343

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 20.3% (continued)
Residential Mortgage-Backed Securities - 16.5% (continued)
CSMC Trust
2021-RPL1, 1.67% (WAC) due 09/27/60◊,2	$ 1,742,002	$1,600,103
2020-RPL5, 3.02% (WAC) due 08/25/60◊,2	751,558	730,912
2021-RPL7, 1.93% (WAC) due 07/27/61◊,2	766,547	703,327
2020-NQM1, 1.21% due 05/25/65[2,4]	626,261	558,703
2021-RPL4, 1.80% (WAC) due 12/27/60◊,2	564,994	520,859
BRAVO Residential Funding Trust
2021-C, 1.62% due 03/01/61[2,4]	2,553,885	2,278,096
2022-R1, 3.13% due 01/29/70[2,4]	1,193,018	1,062,198
2021-HE1, 5.92% (30 Day Average SOFR + 0.85%, Rate Floor: 0.00%) due 01/25/70◊,2	280,315	277,154
2021-HE2, 5.92% (30 Day Average SOFR + 0.85%, Rate Floor: 0.00%) due 11/25/69◊,2	159,596	156,149
GCAT Trust
2023-NQM2, 5.84% due 11/25/67[2,4]	1,703,919	1,679,320
2022-NQM3, 4.35% (WAC) due 04/25/67◊,2	1,711,553	1,561,736
NYMT Loan Trust
2021-SP1, 1.67% due 08/25/61[2,4]	2,674,606	2,425,366
2022-SP1, 5.25% due 07/25/62[2,4]	747,374	716,920
OSAT Trust
2021-RPL1, 2.12% due 05/25/65[2,4]	3,330,715	3,103,890
Verus Securitization Trust
2020-5, 1.22% due 05/25/65[2,4]	831,415	747,521
2021-6, 1.89% (WAC) due 10/25/66◊,2	685,862	556,099
2021-5, 1.37% (WAC) due 09/25/66◊,2	712,932	553,255
2019-4, 2.85% due 11/25/59[2,4]	318,525	304,500
2021-4, 1.35% (WAC) due 07/25/66◊,2	338,166	261,039
2020-1, 2.42% due 01/25/60[2,4]	229,621	214,435
2019-4, 2.64% due 11/25/59[2,4]	170,490	162,981
2021-3, 1.44% (WAC) due 06/25/66◊,2	184,437	152,978
Legacy Mortgage Asset Trust
2021-GS3, 1.75% due 07/25/61[2,4]	1,137,784	1,064,322
2021-GS4, 1.65% due 11/25/60[2,4]	1,152,867	1,046,778
2021-GS2, 1.75% due 04/25/61[2,4]	439,609	406,564
Angel Oak Mortgage Trust
2021-6, 1.71% (WAC) due 09/25/66◊,2	1,249,076	973,655
2023-1, 4.75% due 09/26/67[2,4]	780,661	734,462
2022-1, 3.29% (WAC) due 12/25/66◊,2	591,416	498,575
NRZ Advance Receivables Trust
2020-T2, 1.48% due 09/15/53[2]	2,150,000	2,121,408
OBX Trust
2023-NQM2, 6.32% due 01/25/62[2,4]	1,436,073	1,431,986
2022-NQM9, 6.45% due 09/25/62[2,4]	328,555	328,102
New Residential Mortgage Loan Trust
2018-2A, 3.50% (WAC) due 02/25/58◊,2	812,866	746,818
2019-1A, 3.50% (WAC) due 10/25/59◊,2	798,120	733,748
2017-5A, 6.65% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 06/25/57◊,2	273,316	270,699
FKRT
2.21% due 11/30/58†††,5	1,450,000	1,427,089
Bear Stearns Asset-Backed Securities I Trust
2006-HE9, 5.43% (1 Month USD LIBOR + 0.28%, Rate Floor: 0.28%) due 11/25/36◊	1,473,998	1,424,943
Home Equity Loan Trust
2007-FRE1, 5.34% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37◊	1,522,088	1,415,217
Imperial Fund Mortgage Trust
2022-NQM2, 4.02% (WAC) due 03/25/67◊,2	1,576,407	1,406,969
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 5.78% (1 Month USD LIBOR + 0.63%, Rate Floor: 0.63%) due 11/25/37◊	1,392,111	1,328,687

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 20.3% (continued)
Residential Mortgage-Backed Securities - 16.5% (continued)
CFMT LLC
2022-HB9, 3.25% (WAC) due 09/25/37◊	$ 957,925	$878,194
2021-HB5, 0.80% (WAC) due 02/25/31◊,2	406,171	392,950
Towd Point Revolving Trust
4.83% due 09/25/64[5]	1,250,000	1,211,250
Towd Point Mortgage Trust
2018-2, 3.25% (WAC) due 03/25/58◊,2	511,379	486,428
2017-6, 2.75% (WAC) due 10/25/57◊,2	426,972	403,494
2017-5, 5.75% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.00%) due 02/25/57◊,2	297,985	297,561
NovaStar Mortgage Funding Trust Series
2007-2, 5.35% (1 Month USD LIBOR + 0.20%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37◊	994,157	960,365
Soundview Home Loan Trust
2006-OPT5, 5.43% (1 Month USD LIBOR + 0.28%, Rate Floor: 0.28%) due 07/25/36◊	989,225	925,503
HarborView Mortgage Loan Trust
2006-14, 5.46% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 01/25/47◊	1,014,247	914,356
Citigroup Mortgage Loan Trust
2022-A, 6.17% due 09/25/62[2,4]	795,070	780,490
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W2, 5.89% (1 Month USD LIBOR + 0.74%, Rate Floor: 0.74%) due 10/25/35◊	725,075	704,183
Cascade Funding Mortgage Trust
2018-RM2, 4.00% (WAC) due 10/25/68◊,5	579,864	559,401
2019-RM3, 2.80% (WAC) due 06/25/69◊,5	124,918	120,357
Morgan Stanley ABS Capital I Incorporated Trust
2006-NC1, 5.72% (1 Month USD LIBOR + 0.57%, Rate Floor: 0.57%) due 12/25/35◊	561,969	552,183
Alternative Loan Trust
2007-OA7, 5.43% (1 Month USD LIBOR + 0.28%, Rate Floor: 0.28%) due 05/25/47◊	571,227	488,675
Banc of America Funding Trust
2015-R2, 5.41% (1 Month USD LIBOR + 0.26%, Rate Floor: 0.26%) due 04/29/37◊,2	485,206	475,548
Encore Credit Receivables Trust
2005-2, 5.89% (1 Month USD LIBOR + 0.74%, Rate Cap/Floor: 13.00%/0.74%) due 09/25/35◊	479,224	466,482
LSTAR Securities Investment Ltd.
2021-1, 7.97% (1 Month USD LIBOR + 2.80%, Rate Floor: 1.80%) due 02/01/26◊,5	449,891	444,462
Nationstar Home Equity Loan Trust
2007-B, 5.37% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 04/25/37◊	293,853	291,508
Residential Mortgage Loan Trust
2020-1, 2.38% (WAC) due 01/26/60◊,2	288,542	271,932
Morgan Stanley Home Equity Loan Trust
2006-2, 5.71% (1 Month USD LIBOR + 0.56%, Rate Floor: 0.56%) due 02/25/36◊	187,063	183,348
CSMC Series
2014-2R, 3.42% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 02/27/46◊,2	111,813	110,663
Park Place Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-WHQ3, 6.10% (1 Month USD LIBOR + 0.95%, Rate Floor: 0.95%) due 06/25/35◊	99,847	98,491
CIT Mortgage Loan Trust
2007-1, 6.50% (1 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 10/25/37◊,2	62,735	62,561
Starwood Mortgage Residential Trust
2020-1, 2.28% (WAC) due 02/25/50◊,2	37,950	34,555

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 20.3% (continued)
Residential Mortgage-Backed Securities - 16.5% (continued)
Structured Asset Investment Loan Trust
2005-2, 5.89% (1 Month USD LIBOR + 0.74%, Rate Floor: 0.74%) due 03/25/35◊	$ 32,226	$31,993
FBR Securitization Trust
2005-2, 5.90% (1 Month USD LIBOR + 0.75%, Rate Cap/Floor: 14.00%/0.75%) due 09/25/35◊	22,272	22,209
Total Residential Mortgage-Backed Securities		54,215,558
Commercial Mortgage-Backed Securities - 3.8%
BX Commercial Mortgage Trust
2021-VOLT, 6.84% (1 Month USD LIBOR + 1.65%, Rate Floor: 1.65%) due 09/15/36◊,2	3,500,000	3,308,986
2022-LP2, 6.71% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 02/15/39◊,2	974,809	922,759
WMRK Commercial Mortgage Trust
2022-WMRK, 8.58% (1 Month Term SOFR + 3.44%, Rate Floor: 3.44%) due 11/15/27◊,2	2,900,000	2,889,073
Morgan Stanley Capital I Trust
2018-H3, 0.96% (WAC) due 07/15/51◊,6	46,493,118	1,431,309
Citigroup Commercial Mortgage Trust
2018-C6, 0.93% (WAC) due 11/10/51◊,6	42,511,639	1,344,329
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 6.73% (1 Month USD LIBOR + 1.54%, Rate Floor: 1.54%) due 06/15/38◊,2	850,000	765,089
Life Mortgage Trust
2021-BMR, 6.36% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 03/15/38◊,2	737,228	709,687
JPMDB Commercial Mortgage Securities Trust
2018-C8, 0.83% (WAC) due 06/15/51◊,6	24,336,339	512,438
BXHPP Trust
2021-FILM, 6.29% (1 Month USD LIBOR + 1.10%, Rate Floor: 1.10%) due 08/15/36◊,2	500,000	446,478
KKR Industrial Portfolio Trust
2021-KDIP, 6.26% (1 Month Term SOFR + 1.11%, Rate Floor: 1.00%) due 12/15/37◊,2	187,500	181,375
Total Commercial Mortgage-Backed Securities		12,511,523
Total Collateralized Mortgage Obligations
(Cost $70,884,290)		66,727,081

SENIOR FLOATING RATE INTERESTS††,◊ - 1.3%
Technology - 0.5%
Dun & Bradstreet
8.43% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 02/06/26	665,487	665,654
CoreLogic, Inc.
8.75% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 06/02/28	689,474	621,560
World Wide Technology Holding Co. LLC
8.52% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 03/01/30	299,250	298,876
MACOM Technology Solutions Holdings, Inc.
7.44% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 05/17/24	226,282	225,094
Total Technology		1,811,184
Energy - 0.2%
ITT Holdings LLC
7.97% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 07/10/28	676,943	669,889
Consumer, Non-cyclical - 0.2%
Elanco Animal Health, Inc.
7.01% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 08/02/27	677,089	664,184
Industrial - 0.2%
Mileage Plus Holdings LLC
10.76% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 06/21/27	640,000	664,134
Basic Materials - 0.1%
Messer Industries USA, Inc.
8.00% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 03/02/26	285,921	285,581

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 1.3% (continued)
Communications - 0.1%
CSC Holdings LLC
7.44% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 07/17/25	$185,117	$178,021
Total Senior Floating Rate Interests
(Cost $4,357,012)		4,272,993
Total Investments - 99.5%
(Cost $339,385,521)		$327,768,458
Other Assets & Liabilities, net - 0.5%		1,712,147
Total Net Assets - 100.0%		$329,480,605

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation**
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.66%	Quarterly	03/16/31	$3,000,000	$424,162	$(707)	$424,869
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	0.24%	Quarterly	09/22/23	28,300,000	344,866	28	344,838
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.79%	Annually	02/17/27	1,360,000	108,972	222	108,750
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.54%	Annually	03/07/25	1,800,000	99,732	171	99,561
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	2.72%	Annually	06/07/27	1,800,000	89,858	242	89,616
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.73%	Annually	02/25/27	980,000	80,521	223	80,298
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.47%	Annually	02/02/27	850,000	76,440	218	76,222
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	1.66%	Quarterly	09/16/23	3,000,000	25,707	–	25,707
								$1,250,258	$397	$1,249,861

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at June 30, 2023. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
1	Rate indicated is the 7-day yield as of June 30, 2023.
2	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $198,539,778 (cost $207,635,919), or 60.3% of total net assets.
3	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
4	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at June 30, 2023. See table below for additional step information for each security.
5	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $3,762,559 (cost $3,854,465), or 1.1% of total net assets — See Note 5.
6	Security is an interest-only strip.

BofA — Bank of America
CME — Chicago Mercantile Exchange
LIBOR — London Interbank Offered Rate
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

The following table summarizes the inputs used to value the Fund's investments at June 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Money Market Fund	$61,369,880	$—	$—	$61,369,880
Asset-Backed Securities	—	110,676,924	5,900,000	116,576,924
Corporate Bonds	—	78,821,580	—	78,821,580
Collateralized Mortgage Obligations	—	65,299,992	1,427,089	66,727,081
Senior Floating Rate Interests	—	4,272,993	—	4,272,993
Interest Rate Swap Agreements**	—	1,249,861	—	1,249,861
Total Assets	$61,369,880	$260,321,350	$7,327,089	$329,018,319

** This derivative is reported as unrealized appreciation/depreciation at period end.

Category	Ending Balance at June 30, 2023	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$ 5,900,000	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Collateralized Mortgage Obligations	1,427,089	Model Price	Market Comparable Yields	7.9%	—
Total Assets	$ 7,327,089

Significant changes in a quote or market comparable yield would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended June 30, 2023, the Fund had securities with a total value of $3,200,000 transfer into Level 3 from Level 2 due to a lack of observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2023:

	Assets				Liabilities
	Asset-Backed Securities	Collateralized Mortgage Obligations	Foreign Government Debt	Total Assets	Unfunded Loan Commitments
Beginning Balance	$ 2,748,291	$ 1,379,136	$ 3,083,869	$ 7,211,296	$ (817)
Purchases/(Receipts)	2,700,000	-	-	2,700,000	-
(Sales, maturities and paydowns)/Fundings	(2,750,000)	-	(3,130,742)	(5,880,742)	308
Amortization of premiums/discounts	-	5	1,090	1,095	-
Total realized gains (losses) included in earnings	-	-	27,997	27,997	(226)
Total change in unrealized appreciation (depreciation) included in earnings	1,709	47,948	17,786	67,443	735
Transfers into Level 3	3,200,000	-	-	3,200,000	-
Transfers out of Level 3	-	-	-	-	-
Ending Balance	$ 5,900,000	$ 1,427,089	$ -	$ 7,327,089	$ -
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at June 30, 2023	$ -	$ 47,948	$ -	$ 47,948	$ -

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate(s)	Future Reset Date(s)
Angel Oak Mortgage Trust 2023-1, 4.75% due 09/26/67	5.75%	01/01/27	—	—
BRAVO Residential Funding Trust 2022-R1, 3.13% due 01/29/70	6.13%	01/30/25	—	—
BRAVO Residential Funding Trust 2021-C, 1.62% due 03/01/61	4.62%	09/25/24	5.62%	09/25/25
Citigroup Mortgage Loan Trust 2022-A, 6.17% due 09/25/62	9.17%	09/25/25	10.17%	09/25/26
CSMC Trust 2020-NQM1, 1.21% due 05/25/65	2.21%	09/26/24	—	—
GCAT Trust 2023-NQM2, 5.84% due 11/25/67	6.84%	01/01/27	—	—
Legacy Mortgage Asset Trust 2021-GS3, 1.75% due 07/25/61	4.75%	05/25/24	5.75%	05/25/25
Legacy Mortgage Asset Trust 2021-GS4, 1.65% due 11/25/60	4.65%	08/25/24	5.65%	08/25/25
Legacy Mortgage Asset Trust 2021-GS2, 1.75% due 04/25/61	4.75%	04/25/24	5.75%	04/25/25
NYMT Loan Trust 2022-SP1, 5.25% due 07/25/62	8.25%	07/01/25	9.25%	07/01/26
NYMT Loan Trust 2021-SP1, 1.67% due 08/25/61	4.67%	08/01/24	5.67%	08/01/25
OBX Trust 2023-NQM2, 6.32% due 01/25/62	7.32%	02/01/27	—	—
OBX Trust 2022-NQM9, 6.45% due 09/25/62	7.45%	11/01/26	—	—
OSAT Trust 2021-RPL1, 2.12% due 05/25/65	5.12%	06/25/24	6.12%	06/25/25
PRPM LLC 2022-1, 3.72% due 02/25/27	6.72%	02/25/25	7.72%	02/25/26
PRPM LLC 2021-5, 1.79% due 06/25/26	4.79%	06/25/24	5.79%	06/25/25
Verus Securitization Trust 2020-1, 2.42% due 01/25/60	3.42%	01/26/24	—	—
Verus Securitization Trust 2019-4, 2.64% due 11/25/59	3.64%	10/26/23	—	—
Verus Securitization Trust 2019-4, 2.85% due 11/25/59	3.85%	10/26/23	—	—
Verus Securitization Trust 2020-5, 1.22% due 05/25/65	2.22%	10/26/24	—	—

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Shares	Value
MONEY MARKET FUNDS† - 16.6%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.96%[1]	19,860,257	$19,860,257
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 5.00%[1]	118,192	118,192
Total Money Market Funds
(Cost $19,978,449)		19,978,449

	Face Amount
ASSET-BACKED SECURITIES†† - 38.3%
Collateralized Loan Obligations - 28.3%
ABPCI Direct Lending Fund CLO VII, LP
2021-7A A1R, 6.72% (3 Month USD LIBOR + 1.43%, Rate Floor: 1.43%) due 10/20/31◊,2	$2,750,000	2,709,047
BCC Middle Market CLO LLC
2021-1A A1R, 6.76% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 10/15/33◊,2	2,750,000	2,708,758
Lake Shore MM CLO III LLC
2021-2A A1R, 6.74% (3 Month USD LIBOR + 1.48%, Rate Floor: 1.48%) due 10/17/31◊,2	2,700,000	2,657,882
Palmer Square Loan Funding Ltd.
2022-1A A2, 6.59% (3 Month Term SOFR + 1.60%, Rate Floor: 1.60%) due 04/15/30◊,2	1,500,000	1,469,146
2021-2A B, 6.78% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 05/20/29◊,2	750,000	735,668
BXMT Ltd.
2020-FL2 AS, 6.37% (1 Month Term SOFR + 1.26%, Rate Floor: 1.26%) due 02/15/38◊,2	1,000,000	916,854
2020-FL3 AS, 6.97% (1 Month Term SOFR + 1.86%, Rate Floor: 1.86%) due 11/15/37◊,2	750,000	703,509
Sound Point CLO XIX Ltd.
2018-1A A, 6.26% (3 Month USD LIBOR + 1.00%, Rate Floor: 0.00%) due 04/15/31◊,2	1,500,000	1,482,631
ABPCI Direct Lending Fund CLO V Ltd.
2021-5A A1R, 6.75% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/20/31◊,2	1,250,000	1,233,205
BDS Ltd.
2021-FL7 A, 6.23% (1 Month USD LIBOR + 1.07%, Rate Floor: 1.07%) due 06/16/36◊,2	1,250,000	1,217,188
Woodmont Trust
2020-7A A1A, 7.16% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 01/15/32◊,2	1,100,000	1,096,431
Cerberus Loan Funding XXX, LP
2020-3A A, 7.11% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 01/15/33◊,2	1,000,000	992,229
ABPCI Direct Lending Fund CLO II LLC
2021-1A A1R, 6.85% (3 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 04/20/32◊,2	1,000,000	987,500
Cerberus Loan Funding XXXII, LP
2021-2A A, 6.88% (3 Month USD LIBOR + 1.62%, Rate Floor: 1.62%) due 04/22/33◊,2	1,000,000	980,275
Golub Capital Partners CLO 36M Ltd.
2018-36A A, 6.63% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 02/05/31◊,2	931,402	921,397
Fortress Credit Opportunities XI CLO Ltd.
2018-11A A1T, 6.56% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 04/15/31◊,2	850,000	842,265
Golub Capital Partners CLO 16 Ltd.
2021-16A A1R2, 6.87% (3 Month USD LIBOR + 1.61%, Rate Floor: 1.61%) due 07/25/33◊,2	750,000	739,486
Golub Capital Partners CLO 54M, LP
2021-54A A, 6.86% (3 Month USD LIBOR + 1.53%, Rate Floor: 1.53%) due 08/05/33◊,2	750,000	737,309
MidOcean Credit CLO VII
2020-7A A1R, 6.30% (3 Month USD LIBOR + 1.04%, Rate Floor: 0.00%) due 07/15/29◊,2	747,273	736,976

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount	Value
ASSET-BACKED SECURITIES†† - 38.3% (continued)
Collateralized Loan Obligations - 28.3% (continued)
Cerberus Loan Funding XXXV, LP
2021-5A A, 6.76% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 09/22/33◊,2	$750,000	$735,930
Golub Capital Partners CLO 49M Ltd.
2021-49A AR, 6.78% (3 Month USD LIBOR + 1.53%, Rate Floor: 1.53%) due 08/26/33◊,2	750,000	734,629
Owl Rock CLO IV Ltd.
2021-4A A1R, 6.98% (3 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 08/20/33◊,2	750,000	731,700
ABPCI Direct Lending Fund IX LLC
2021-9A A1R, 6.69% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 11/18/31◊,2	700,000	690,011
CHCP Ltd.
2021-FL1 A, 6.27% (1 Month Term SOFR + 1.16%, Rate Floor: 1.05%) due 02/15/38◊,2	674,921	659,866
Cerberus Loan Funding XXXVI, LP
2021-6A A, 6.66% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 11/22/33◊,2	543,501	541,567
KVK CLO 2013-1 Ltd.
2017-1A BR, 6.70% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 01/14/28◊,2	500,236	500,129
THL Credit Lake Shore MM CLO I Ltd.
2021-1A A1R, 6.96% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 04/15/33◊,2	500,000	492,569
Carlyle GMS Finance MM CLO LLC
2018-1A A11R, 6.81% (3 Month USD LIBOR + 1.55%, Rate Floor: 0.00%) due 10/15/31◊,2	500,000	492,416
Cerberus Loan Funding XXXIII, LP
2021-3A A, 6.82% (3 Month USD LIBOR + 1.56%, Rate Floor: 1.56%) due 07/23/33◊,2	500,000	488,337
Parliament CLO II Ltd.
2021-2A A, 6.73% (3 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 08/20/32◊,2	495,342	487,699
ABPCI Direct Lending Fund CLO I LLC
2021-1A A1A2, 6.95% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 07/20/33◊,2	500,000	486,768
LCCM Trust
2021-FL3 A, 6.71% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 11/15/38◊,2	500,000	485,682
Golub Capital Partners CLO 33M Ltd.
2021-33A AR2, 7.26% (3 Month USD LIBOR + 1.86%, Rate Floor: 1.86%) due 08/25/33◊,2	500,000	478,467
HERA Commercial Mortgage Ltd.
2021-FL1 B, 6.76% (1 Month Term SOFR + 1.71%, Rate Floor: 1.60%) due 02/18/38◊,2	500,000	474,860
BRSP Ltd.
2021-FL1 B, 7.11% (1 Month Term SOFR + 2.01%, Rate Floor: 2.01%) due 08/19/38◊,2	500,000	471,431
Venture XIV CLO Ltd.
2020-14A ARR, 6.49% (3 Month USD LIBOR + 1.03%, Rate Floor: 1.03%) due 08/28/29◊,2	449,321	446,851
Wellfleet CLO Ltd.
2020-2A A1R, 6.31% (3 Month USD LIBOR + 1.06%, Rate Floor: 0.00%) due 10/20/29◊,2	282,937	280,880
ACRE Commercial Mortgage Ltd.
2021-FL4 AS, 6.31% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 12/18/37◊,2	250,000	239,251
LoanCore Issuer Ltd.
2018-CRE1 AS, 6.69% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/28◊,2	92,448	92,159

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount	Value
ASSET-BACKED SECURITIES†† - 38.3% (continued)
Collateralized Loan Obligations - 28.3% (continued)
Denali Capital CLO XI Ltd.
2018-1A A1RR, 6.38% (3 Month USD LIBOR + 1.13%, Rate Floor: 0.00%) due 10/20/28◊,2	$77,964	$77,958
Total Collateralized Loan Obligations		33,956,916
Financial - 2.0%
Madison Avenue Secured Funding Trust
2023-1, 7.09% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 03/04/24◊,†††,2	1,150,000	1,150,000
2022-1, 7.00% (1 Month Term SOFR + 1.85%, Rate Floor: 0.00%) due 10/12/23◊,†††,2	600,000	600,000
Station Place Securitization Trust
2022-SP1, 7.00% (1 Month Term SOFR + 1.85%, Rate Floor: 0.00%) due 10/12/23◊,†††,2	600,000	600,000
Total Financial		2,350,000
Whole Business - 1.5%
Taco Bell Funding LLC
2016-1A, 4.97% due 05/25/46[2]	752,000	722,500
2021-1A, 1.95% due 08/25/51[2]	492,500	423,412
DB Master Finance LLC
2019-1A, 4.02% due 05/20/49[2]	673,750	628,078
Total Whole Business		1,773,990
Net Lease - 1.4%
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 1.85% due 11/20/50[2]	1,193,686	1,059,509
Capital Automotive LLC
2017-1A, 4.18% due 04/15/47[2]	445,123	434,855
CF Hippolyta Issuer LLC
2021-1A, 1.98% due 03/15/61[2]	282,734	239,249
Total Net Lease		1,733,613
Transport-Aircraft - 1.3%
Raspro Trust
2005-1A, 6.18% (3 Month USD LIBOR + 0.93%, Rate Floor: 0.93%) due 03/23/24◊,2	689,460	683,279
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[2]	713,543	599,861
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[2]	292,793	264,196
Total Transport-Aircraft		1,547,336
Transport-Container - 1.2%
Triton Container Finance VIII LLC
2021-1A, 1.86% due 03/20/46[2]	808,750	678,410
CLI Funding VIII LLC
2021-1A, 1.64% due 02/18/46[2]	531,617	452,973
Textainer Marine Containers VII Ltd.
2021-1A, 1.68% due 02/20/46[2]	244,001	205,683
2020-1A, 2.73% due 08/21/45[2]	171,582	155,760
Total Transport-Container		1,492,826
Single Family Residence - 1.0%
FirstKey Homes Trust
2020-SFR2, 2.67% due 10/19/37[2]	1,300,000	1,177,329
Collateralized Debt Obligations - 0.9%
Anchorage Credit Funding 4 Ltd.
2021-4A AR, 2.72% due 04/27/39[2]	1,250,000	1,106,142
Infrastructure - 0.7%
Crown Castle Towers LLC
3.66% due 05/15/25[2]	450,000	428,675
SBA Tower Trust
1.88% due 01/15/26[2]	300,000	269,477
2.84% due 01/15/25[2]	150,000	142,427
Total Infrastructure		840,579
Total Asset-Backed Securities
(Cost $47,471,750)		45,978,731

CORPORATE BONDS†† - 22.3%
Financial - 10.4%
GA Global Funding Trust
6.38% (SOFR + 1.36%) due 04/11/25◊,2	1,250,000	1,224,260
1.63% due 01/15/26[2]	200,000	177,427
Athene Global Funding
2.51% due 03/08/24[2]	1,400,000	1,361,543
F&G Global Funding
0.90% due 09/20/24[2]	1,250,000	1,162,317
Capital One Financial Corp.
6.43% (SOFR + 1.35%) due 05/09/25◊	750,000	741,250
American Express Co.
6.01% (SOFR + 0.93%) due 03/04/25◊	700,000	704,512
Sumitomo Mitsui Trust Bank Ltd.
2.55% due 03/10/25[2]	700,000	661,004

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount	Value
CORPORATE BONDS†† - 22.3% (continued)
Financial - 10.4% (continued)
Assurant, Inc.
6.10% due 02/27/26	$600,000	$602,000
Macquarie Group Ltd.
5.11% due 08/09/26[2,3]	600,000	591,260
Credit Suisse AG NY
6.34% (SOFR Compounded Index + 1.26%) due 02/21/25◊	600,000	585,289
Equinix, Inc.
1.45% due 05/15/26	650,000	580,322
Bank of Nova Scotia
6.04% (SOFR Compounded Index + 0.96%) due 03/11/24◊	350,000	351,063
Morgan Stanley
6.03% (SOFR + 0.95%) due 02/18/26◊	350,000	350,613
Citigroup, Inc.
5.74% (SOFR + 0.69%) due 01/25/26◊	350,000	348,520
FS KKR Capital Corp.
4.25% due 02/14/25[2]	350,000	329,552
Jackson National Life Global Funding
1.75% due 01/12/25[2]	350,000	324,811
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
2.88% due 10/15/26[2]	350,000	309,750
Mizuho Financial Group, Inc.
5.41% due 09/13/28[3]	300,000	297,617
American Equity Investment Life Holding Co.
5.00% due 06/15/27	300,000	289,384
Cooperatieve Rabobank UA
4.66% due 08/22/28[2,3]	300,000	287,062
Nordea Bank Abp
6.40% (3 Month USD LIBOR + 0.94%) due 08/30/23◊,2	250,000	250,248
Mitsubishi UFJ Financial Group, Inc.
5.72% due 02/20/26[3]	250,000	248,657
Corebridge Global Funding
5.75% due 07/02/26[2]	200,000	199,389
Jefferies Financial Group, Inc.
5.50% due 10/18/23	150,000	149,480
Brighthouse Financial Global Funding
5.78% (SOFR + 0.76%) due 04/12/24◊,2	150,000	148,768
Iron Mountain, Inc.
5.00% due 07/15/28[2]	125,000	115,822
Peachtree Corners Funding Trust
3.98% due 02/15/25[2]	100,000	96,264
Total Financial		12,488,184
Consumer, Non-cyclical - 3.5%
Triton Container International Ltd.
0.80% due 08/01/23[2]	350,000	348,390
1.15% due 06/07/24[2]	300,000	284,494
2.05% due 04/15/26[2]	300,000	261,879
Global Payments, Inc.
1.50% due 11/15/24	700,000	657,799
Element Fleet Management Corp.
1.60% due 04/06/24[2]	650,000	626,778
Bio-Rad Laboratories, Inc.
3.30% due 03/15/27	400,000	372,133
Constellation Brands, Inc.
3.60% due 05/09/24	350,000	343,253
IQVIA, Inc.
5.00% due 05/15/27[2]	350,000	336,653
JBS USA LUX S.A. / JBS USA Food Company / JBS USA Finance, Inc.
5.13% due 02/01/28[2]	300,000	288,080
CVS Health Corp.
4.00% due 12/05/23	250,000	249,381
Stryker Corp.
3.38% due 05/15/24	250,000	245,229
Spectrum Brands, Inc.
5.75% due 07/15/25	150,000	149,907
Block, Inc.
2.75% due 06/01/26	100,000	91,049
Total Consumer, Non-cyclical		4,255,025
Industrial - 2.5%
Graphic Packaging International LLC
0.82% due 04/15/24[2]	900,000	863,549
Ryder System, Inc.
3.35% due 09/01/25	800,000	759,355
TD SYNNEX Corp.
1.25% due 08/09/24	350,000	331,048
Silgan Holdings, Inc.
1.40% due 04/01/26[2]	350,000	309,209
Vontier Corp.
1.80% due 04/01/26	300,000	266,357
Weir Group plc
2.20% due 05/13/26[2]	200,000	179,135
Stericycle, Inc.
5.38% due 07/15/24[2]	150,000	148,061
Jabil, Inc.
1.70% due 04/15/26	100,000	89,474
Total Industrial		2,946,188
Technology - 1.6%
Microchip Technology, Inc.
2.67% due 09/01/23	720,000	717,032

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount	Value
CORPORATE BONDS†† - 22.3% (continued)
Technology - 1.6% (continued)
Infor, Inc.
1.45% due 07/15/23[2]	$690,000	$688,819
CDW LLC / CDW Finance Corp.
2.67% due 12/01/26	550,000	493,834
Total Technology		1,899,685
Utilities - 1.4%
NextEra Energy Capital Holdings, Inc.
6.05% due 03/01/25	1,000,000	1,003,760
Alexander Funding Trust
1.84% due 11/15/23[2]	650,000	635,748
Total Utilities		1,639,508
Consumer, Cyclical - 1.3%
Warnermedia Holdings, Inc.
3.64% due 03/15/25	850,000	819,845
6.41% due 03/15/26	350,000	350,289
Hyatt Hotels Corp.
1.80% due 10/01/24	450,000	428,305
Total Consumer, Cyclical		1,598,439
Communications - 1.1%
FactSet Research Systems, Inc.
2.90% due 03/01/27	550,000	504,570
Rogers Communications, Inc.
2.95% due 03/15/25[2]	350,000	332,202
T-Mobile USA, Inc.
2.63% due 04/15/26	200,000	185,349
2.25% due 02/15/26	100,000	91,886
Paramount Global
4.75% due 05/15/25	132,000	128,855
Cogent Communications Group, Inc.
3.50% due 05/01/26[2]	65,000	60,287
Total Communications		1,303,149
Energy - 0.5%
Valero Energy Corp.
1.20% due 03/15/24	650,000	627,244
Total Corporate Bonds
(Cost $27,920,960)		26,757,422

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 21.6%
Residential Mortgage-Backed Securities - 17.0%
CSMC Trust
2021-RPL1, 1.67% (WAC) due 09/27/60◊,2	791,819	727,319
2020-RPL5, 3.02% (WAC) due 08/25/60◊,2	450,935	438,547
2021-RPL4, 1.80% (WAC) due 12/27/60◊,2	376,662	347,240
2020-NQM1, 1.21% due 05/25/65[2,4]	296,051	264,114
2021-RPL7, 1.93% (WAC) due 07/27/61◊,2	268,292	246,164
PRPM LLC
2022-1, 3.72% due 02/25/27[2,4]	1,146,118	1,085,707
2021-5, 1.79% due 06/25/26[2,4]	502,700	456,166
2021-8, 1.74% (WAC) due 09/25/26◊,2	230,417	211,788
OBX Trust
2022-NQM9, 6.45% due 09/25/62[2,4]	891,793	890,562
2023-NQM2, 6.32% due 01/25/62[2,4]	478,691	477,329
OSAT Trust
2021-RPL1, 2.12% due 05/25/65[2,4]	1,234,984	1,150,881
Legacy Mortgage Asset Trust
2021-GS3, 1.75% due 07/25/61[2,4]	510,041	477,110
2021-GS4, 1.65% due 11/25/60[2,4]	384,289	348,926
2021-GS2, 1.75% due 04/25/61[2,4]	183,171	169,402
NRZ Advance Receivables Trust
2020-T2, 1.48% due 09/15/53[2]	1,000,000	986,701
NYMT Loan Trust
2021-SP1, 1.67% due 08/25/61[2,4]	764,173	692,962
2022-SP1, 5.25% due 07/25/62[2,4]	280,265	268,845
BRAVO Residential Funding Trust
2022-R1, 3.13% due 01/29/70[2,4]	477,207	424,879
2021-C, 1.62% due 03/01/61[2,4]	364,841	325,442
2021-HE1, 5.92% (30 Day Average SOFR + 0.85%, Rate Floor: 0.00%) due 01/25/70◊,2	120,135	118,780
2021-HE2, 5.92% (30 Day Average SOFR + 0.85%, Rate Floor: 0.00%) due 11/25/69◊,2	68,398	66,921
Bear Stearns Asset-Backed Securities I Trust
2006-HE9, 5.43% (1 Month USD LIBOR + 0.28%, Rate Floor: 0.28%) due 11/25/36◊	871,246	842,170
GCAT Trust
2023-NQM2, 5.84% due 11/25/67[2,4]	662,635	653,069
CFMT LLC
2022-HB9, 3.25% (WAC) due 09/25/37◊	478,963	439,097
2021-HB5, 0.80% (WAC) due 02/25/31◊,2	186,162	180,102
Imperial Fund Mortgage Trust
2022-NQM2, 4.02% (WAC) due 03/25/67◊,2	675,603	602,987

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 21.6% (continued)
Residential Mortgage-Backed Securities - 17.0% (continued)
New Residential Mortgage Loan Trust
2018-2A, 3.50% (WAC) due 02/25/58◊,2	$330,227	$303,395
2019-1A, 3.50% (WAC) due 10/25/59◊,2	323,562	297,465
Verus Securitization Trust
2020-5, 1.22% due 05/25/65[2,4]	393,828	354,089
2020-1, 2.42% due 01/25/60[2,4]	91,848	85,774
2019-4, 2.64% due 11/25/59[2,4]	85,245	81,491
2021-3, 1.44% (WAC) due 06/25/66◊,2	79,044	65,562
Verus Securitization Trust 2022-4
2022-4, 4.74% (WAC) due 04/25/67◊,2	629,917	586,251
Home Equity Loan Trust
2007-FRE1, 5.34% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37◊	626,793	582,783
FKRT
2.21% due 11/30/58†††,5	550,000	541,310
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 5.78% (1 Month USD LIBOR + 0.63%, Rate Floor: 0.63%) due 11/25/37◊	507,711	484,580
Towd Point Revolving Trust
4.83% due 09/25/64[5]	500,000	484,500
HarborView Mortgage Loan Trust
2006-14, 5.46% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 01/25/47◊	507,123	457,178
Angel Oak Mortgage Trust
2023-1, 4.75% due 09/26/67[2,4]	292,748	275,424
2022-1, 3.29% (WAC) due 12/25/66◊,2	211,220	178,062
Soundview Home Loan Trust
2006-OPT5, 5.43% (1 Month USD LIBOR + 0.28%, Rate Floor: 0.28%) due 07/25/36◊	451,373	422,298
NovaStar Mortgage Funding Trust Series
2007-2, 5.35% (1 Month USD LIBOR + 0.20%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37◊	388,625	375,415
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W2, 5.89% (1 Month USD LIBOR + 0.74%, Rate Floor: 0.74%) due 10/25/35◊	362,537	352,091
Towd Point Mortgage Trust
2018-2, 3.25% (WAC) due 03/25/58◊,2	213,075	202,678
2017-5, 5.75% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.00%) due 02/25/57◊,2	123,692	123,516
Citigroup Mortgage Loan Trust
2022-A, 6.17% due 09/25/62[2,4]	280,613	275,467
Morgan Stanley ABS Capital I Incorporated Trust
2006-NC1, 5.72% (1 Month USD LIBOR + 0.57%, Rate Floor: 0.57%) due 12/25/35◊	239,136	234,972
LSTAR Securities Investment Ltd.
2021-1, 7.97% (1 Month USD LIBOR + 2.80%, Rate Floor: 1.80%) due 02/01/26◊,5	224,945	222,231
Residential Mortgage Loan Trust
2020-1, 2.38% (WAC) due 01/26/60◊,2	144,271	135,966
Cascade Funding Mortgage Trust
2019-RM3, 2.80% (WAC) due 06/25/69◊,5	124,918	120,357
CSMC Series
2014-2R, 3.42% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 02/27/46◊,2	94,420	93,449
GS Mortgage-Backed Securities Trust
2020-NQM1, 1.38% (WAC) due 09/27/60◊,2	78,493	70,770
CIT Mortgage Loan Trust
2007-1, 6.50% (1 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 10/25/37◊,2	47,848	47,716
Structured Asset Investment Loan Trust
2005-2, 5.89% (1 Month USD LIBOR + 0.74%, Rate Floor: 0.74%) due 03/25/35◊	32,226	31,993
Starwood Mortgage Residential Trust
2020-1, 2.28% (WAC) due 02/25/50◊,2	30,360	27,644

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 21.6% (continued)
Residential Mortgage-Backed Securities - 17.0% (continued)
FBR Securitization Trust
2005-2, 5.90% (1 Month USD LIBOR + 0.75%, Rate Cap/Floor: 14.00%/0.75%) due 09/25/35◊	$22,272	$22,209
Total Residential Mortgage-Backed Securities		20,429,846
Commercial Mortgage-Backed Securities - 4.6%
BX Commercial Mortgage Trust
2021-VOLT, 6.84% (1 Month USD LIBOR + 1.65%, Rate Floor: 1.65%) due 09/15/36◊,2	1,250,000	1,181,781
2022-LP2, 6.71% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 02/15/39◊,2	464,195	439,409
WMRK Commercial Mortgage Trust
2022-WMRK, 8.58% (1 Month Term SOFR + 3.44%, Rate Floor: 3.44%) due 11/15/27◊,2	1,150,000	1,145,667
MTN Commercial Mortgage Trust 2022-LPFL
2022-LPFL, 8.09% (1 Month Term SOFR + 2.94%, Rate Floor: 2.94%) due 03/15/39◊,2	800,000	772,425
Bank of America Merrill Lynch Commercial Mortgage Trust
2017-BNK3, 1.16% (WAC) due 02/15/50◊,6	20,897,477	604,236
Life Mortgage Trust
2021-BMR, 6.36% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 03/15/38◊,2	344,040	331,187
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 6.73% (1 Month USD LIBOR + 1.54%, Rate Floor: 1.54%) due 06/15/38◊,2	350,000	315,037
BENCHMARK Mortgage Trust
2019-B14, 0.90% (WAC) due 12/15/62◊,6	9,845,266	291,402
BXHPP Trust
2021-FILM, 6.29% (1 Month USD LIBOR + 1.10%, Rate Floor: 1.10%) due 08/15/36◊,2	250,000	223,239
KKR Industrial Portfolio Trust
2021-KDIP, 6.26% (1 Month Term SOFR + 1.11%, Rate Floor: 1.00%) due 12/15/37◊,2	187,500	181,375
Total Commercial Mortgage-Backed Securities		5,485,758
Total Collateralized Mortgage Obligations
(Cost $27,252,151)		25,915,604

SENIOR FLOATING RATE INTERESTS††,◊ - 0.7%
Technology - 0.4%
Dun & Bradstreet
8.43% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 02/06/26	285,209	285,280
World Wide Technology Holding Co. LLC
8.52% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 03/01/30	99,750	99,626
MACOM Technology Solutions Holdings, Inc.
7.44% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 05/17/24	54,392	54,106
Total Technology		439,012
Industrial - 0.2%
Mileage Plus Holdings LLC
10.76% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 06/21/27	240,000	249,050
Consumer, Non-cyclical - 0.1%
Outcomes Group Holdings, Inc.
8.69% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 10/24/25	97,698	95,183
Energy - 0.0%
ITT Holdings LLC
7.97% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 07/10/28	64,845	64,169
Total Senior Floating Rate Interests
(Cost $849,457)		847,414
Total Investments - 99.5%
(Cost $123,472,767)		$119,477,620
Other Assets & Liabilities, net - 0.5%		630,700
Total Net Assets - 100.0%		$120,108,320

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation**
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.66%	Quarterly	03/16/31	$1,300,000	$183,803	$(293)	$184,096
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	0.24%	Quarterly	09/22/23	9,700,000	118,205	25	118,180
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.54%	Annually	03/07/25	700,000	38,785	169	38,616
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.42%	Annually	03/04/24	1,400,000	37,208	102	37,106
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.73%	Annually	02/25/27	380,000	31,222	221	31,001
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	1.66%	Quarterly	09/16/23	1,300,000	11,140	–	11,140
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	3.15%	Annually	09/09/27	300,000	10,333	253	10,080
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	3.24%	Annually	09/14/27	300,000	9,333	253	9,080
								$440,029	$730	$439,299

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at June 30, 2023. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
1	Rate indicated is the 7-day yield as of June 30, 2023.
2	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $77,988,274 (cost $81,187,607), or 64.9% of total net assets.
3	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
4	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at June 30, 2023. See table below for additional step information for each security.
5	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $1,368,398 (cost $1,399,850), or 1.1% of total net assets — See Note 5.
6	Security is an interest-only strip.

BofA — Bank of America
CME — Chicago Mercantile Exchange
LIBOR — London Interbank Offered Rate
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023

The following table summarizes the inputs used to value the Fund's investments at June 30, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Money Market Funds	$ 19,978,449	$—	$—	$19,978,449
Asset-Backed Securities	—	43,628,731	2,350,000	45,978,731
Corporate Bonds	—	26,757,422	—	26,757,422
Collateralized Mortgage Obligations	—	25,374,294	541,310	25,915,604
Senior Floating Rate Interests	—	847,414	—	847,414
Interest Rate Swap Agreements**	—	439,299	—	439,299
Total Assets	$ 19,978,449	$97,047,160	$2,891,310	$119,916,919

** This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets categorized within Level 3 of the value hierarchy:

Category	Ending Balance at June 30, 2023	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$ 2,350,000	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Collateralized Mortgage Obligations	541,310	Model Price	Market Comparable Yields	7.9%	—
Total Assets	$ 2,891,310

* Inputs are weighted by the fair value of the instruments.

Significant changes in a quote or market comparable yields would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended June 30, 2023, the Fund had securities with a total value of $1,200,000 transfer into Level 3 from Level 2 due to a lack of observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2023:

	Assets				Liabilities
	Asset Backed Securities	Collateralized Mortgage Obligations	Foreign Government Debt	Total Assets	Unfunded Loan Commitments
Beginning Balance	$1,099,307	$523,121	$1,245,130	$2,867,558	$(315)
Purchases/(Receipts)	1,150,000	-	-	1,150,000	-
(Sales, maturities and paydowns)/Fundings	(1,100,000)	-	(1,264,055)	(2,364,055)	118
Amortization of premiums/discounts	-	2	440	442	-
Total realized gains (losses) included in earnings	-	-	11,304	11,304	(118)
Total change in unrealized appreciation (depreciation) included in earnings	693	18,187	7,181	26,061	315
Transfers into Level 3	1,200,000	-	-	1,200,000	-
Transfers out of Level 3	-	-	-	-	-
Ending Balance	$2,350,000	$541,310	$-	$2,891,310	$-
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at June 30, 2023	$-	$18,187	$-	$18,187	$-

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate(s)	Future Reset Date(s)
Angel Oak Mortgage Trust 2023-1, 4.75% due 09/26/67	5.75%	01/01/27	—	—
BRAVO Residential Funding Trust 2022-R1, 3.13% due 01/29/70	6.13%	01/30/25	—	—
BRAVO Residential Funding Trust 2021-C, 1.62% due 03/01/61	4.62%	09/26/24	5.62%	09/26/25
Citigroup Mortgage Loan Trust 2022-A, 6.17% due 09/25/62	9.17%	09/25/25	10.17%	09/25/26
CSMC Trust 2020-NQM1, 1.21% due 05/25/65	2.21%	09/26/24	—	—
GCAT Trust 2023-NQM2, 5.84% due 11/25/67	6.84%	01/01/27	—	—
Legacy Mortgage Asset Trust 2021-GS3, 1.75% due 07/25/61	4.75%	05/26/24	5.75%	05/26/25
Legacy Mortgage Asset Trust 2021-GS4, 1.65% due 11/25/60	4.65%	08/25/24	5.65%	08/25/25
Legacy Mortgage Asset Trust 2021-GS2, 1.75% due 04/25/61	4.75%	04/26/24	5.75%	04/26/25
NYMT Loan Trust 2022-SP1, 5.25% due 07/25/62	8.25%	07/01/25	9.25%	07/01/26
NYMT Loan Trust 2021-SP1, 1.67% due 08/25/61	4.67%	08/01/24	5.67%	08/01/25
OBX Trust 2023-NQM2, 6.32% due 01/25/62	7.32%	02/01/27	—	—
OBX Trust 2022-NQM9, 6.45% due 09/25/62	7.45%	11/01/26	—	—
OSAT Trust 2021-RPL1, 2.12% due 05/25/65	5.12%	06/26/24	6.12%	06/26/25
PRPM LLC 2022-1, 3.72% due 02/25/27	6.72%	02/25/25	7.72%	02/25/26
PRPM LLC 2021-5, 1.79% due 06/25/26	4.79%	06/26/24	5.79%	06/26/25
Verus Securitization Trust 2020-1, 2.42% due 01/25/60	3.42%	01/26/24	—	—
Verus Securitization Trust 2019-4, 2.64% due 11/25/59	3.64%	10/26/23	—	—
Verus Securitization Trust 2020-5, 1.22% due 05/25/65	2.22%	10/26/24	—	—

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

The Guggenheim Strategy Funds Trust (the “Trust”), a Delaware business trust, is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (the “1940 Act”), as a non-diversified, open-ended investment company and is authorized to issue an unlimited number of no par value shares. Only investment companies, common or commingled trust funds or other organizations, entities or investors that are “accredited investors” within the meaning of Regulation D under the 1933 Act may make investments in the Funds.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
Guggenheim Strategy Fund II	Diversified
Guggenheim Strategy Fund III	Diversified
Guggenheim Variable Insurance Strategy Fund III	Diversified

Guggenheim Partners Investment Management, LLC (“GPIM” or “the Adviser”), which operates under the name of Guggenheim Investments (“GI”), provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities.

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). The SEC adopted Rule 2a-5 under the 1940 Act (“Rule 2a-5”) which establishes requirements for determining fair value in good faith and became effective September 8, 2022. Rule 2a-5 also defines “readily available market quotations” for purposes of the 1940 Act and establishes requirements for determining whether a fund must fair value a security in good faith.

Pursuant to Rule 2a-5, the Board has designated the Adviser as the valuation designee to perform fair valuation determinations for the Funds with respect to all Fund investments and other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Funds’ securities and other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Designee Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the pricing services.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Adviser will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Designee Procedures, the Adviser is authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Open-end investment companies are valued at their net asset value (“NAV”) as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are generally valued at the last quoted sale price.

Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent pricing service.

Typically, loans are valued using information provided by an independent third party pricing service that uses broker quotes, among other inputs. If the pricing service cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Adviser.

The value of interest rate swap agreements entered into by a Fund is valued on the basis of the last sale price on the primary exchange on which the swap is traded.

The value of other swap agreements entered into by a Fund will generally be valued using an evaluated price provided by a third party pricing vendor.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Adviser. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Note 2 – Derivatives

As part of their investment strategies, the Funds utilize a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of an instrument that distributes cash flows typically based upon some rate of interest.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if the Fund had not been leveraged.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter ("OTC") swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a Fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index) for a fixed or variable interest rate. Total return swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing total return swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

Interest rate swaps involve the exchange by the Funds with another party for their respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-cleared, but central clearing does not make interest rate swap transactions risk free.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Funds may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

In conjunction with the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified as investment grade or better. The Trust monitors the counterparty credit risk associated with each such financial institution.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2, as indicated in this report.

Quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Funds' assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in a quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

Certain loans and other securities are valued using a single daily broker quote or a price from a third party vendor based on a single daily or monthly broker quote.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The inputs or methodologies selected and applied for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

Note 4 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' U.S. federal income tax returns are subject to examination by the Internal Revenue Service ("IRS") for a period of three years after they are filed.

At June 30, 2023, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Guggenheim Strategy Fund II	$309,483,275	$1,987,866	$(10,415,322)	$(8,427,456)
Guggenheim Strategy Fund III	339,385,521	1,367,326	(11,734,528)	(10,367,202)
Guggenheim Variable Insurance Strategy Fund III	123,472,767	466,477	(4,022,325)	(3,555,848)

Note 5– Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board:

Fund	Restricted Securities	Acquisition Date	Cost	Value
Guggenheim Strategy Fund II
	Cascade Funding Mortgage Trust
	2018-RM2 4.00% (WAC) due 10/25/68[1]	11/02/18	$579,674	$559,401
	Cascade Funding Mortgage Trust
	2019-RM3 2.80% (WAC) due 06/25/69[1]	06/25/19	124,908	120,357
	FKRT
	2.21% due 11/30/58	09/24/21	1,549,998	1,525,508
	LSTAR Securities Investment Ltd.
	2021-1 7.97% (1 Month USD LIBOR + 2.80%, Rate Floor: 1.80%) due 02/01/26[1]	02/04/21	449,891	444,462
	Towd Point Revolving Trust
	4.83% due 09/25/64	03/17/22	1,249,994	1,211,250
			$3,954,465	$3,860,978
Guggenheim Strategy Fund III
	Cascade Funding Mortgage Trust
	2018-RM2 4.00% (WAC) due 10/25/68[1]	11/02/18	$579,674	$559,401
	Cascade Funding Mortgage Trust
	2019-RM3 2.80% (WAC) due 06/25/69[1]	06/25/19	124,908	120,357
	FKRT
	2.21% due 11/30/58	09/24/21	1,449,998	1,427,089
	LSTAR Securities Investment Ltd.
	2021-1 7.97% (1 Month USD LIBOR + 2.80%, Rate Floor: 1.80%) due 02/01/26[1]	02/04/21	449,891	444,462
	Towd Point Revolving Trust
	4.83% due 09/25/64	03/17/22	1.249.994	1.211.250
			$3,854,465	$3,762,559
Guggenheim Variable Insurance Strategy Fund III
	Cascade Funding Mortgage Trust
	2019-RM3 2.80% (WAC) due 06/25/69[1]	06/25/19	124,908	120,357
	FKRT

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

2.21% due 11/30/58	09/24/21	549,999	541,310
LSTAR Securities Investment Ltd.
2021-1 7.97% (1 Month USD LIBOR + 2.80%, Rate Floor: 1.80%) due 02/01/26[1]	02/04/21	224,945	222,231
Towd Point Revolving Trust
4.83% due 09/25/64	03/17/22	499,998	484,500
		$1,399,850	$1,368,398

1	Variable rate security. Rate indicated is the rate effective at June 30, 2023. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

Note 6 – Market Risks

The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates (which have since risen and may continue to rise), changes in inflation rates or expectations about inflation rates (which are currently elevated relative to normal conditions), adverse investor confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the current Russia-Ukraine conflict and its risk of expansion or collateral economic and other effects) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country or geographic region could adversely affect the value, yield and return of the investments held by the Funds in a different country or geographic region, economy, and market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.